                              [CENTURA FUNDS LOGO]

                                                      SEMI-ANNUAL REPORT
                                                        OCTOBER 31, 2001

CENTURA LARGE CAP EQUITY FUND
CENTURA MID CAP EQUITY FUND
CENTURA SMALL CAP EQUITY FUND
CENTURA GOVERNMENT INCOME FUND
CENTURA QUALITY INCOME FUND
CENTURA NORTH CAROLINA TAX-FREE BOND FUND

Special note to shareholders: The Centura Funds were renamed RBC Funds effective November 1, 2001.

                               TABLE OF CONTENTS

                          Message From Your President
                                     Page 1

                             Large Cap Equity Fund
                                     Page 2

                              Mid Cap Equity Fund
                                     Page 8

                             Small Cap Equity Fund
                                    Page 15

                             Government Income Fund
                                    Page 22

                              Quality Income Fund
                                    Page 27

                       North Carolina Tax-Free Bond Fund
                                    Page 33

                         Notes to Financial Statements

--------------------------------------------------------------------------------

                                                            [CENTURA FUNDS LOGO]

October 31, 2001

DEAR SHAREHOLDER:

    We are pleased to present you this semi-annual report for Centura Funds. This report provides you pertinent information about Centura Funds from May 1 through October 31, 2001. It includes:

    - Schedules of Investments

    - Statements of Assets and Liabilities

    - Statements of Operations

    - Statements of Changes in Net Assets

    - Notes to Financial Statements

    - Financial Highlights

    Please feel free to call us about any questions you may have about this report, or Centura Funds at 1-800-442-3688. We welcome your feedback and suggestions. Thank you for your confidence and support as we continue to adhere to our sound investment principles.

Respectfully,

/s/ Walter B. Grimm

Walter B. Grimm
President

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
LARGE CAP EQUITY FUND                                           OCTOBER 31, 2001
(UNAUDITED)

COMMON STOCKS (99.6%)
                                                                       MARKET
                                                          SHARES       VALUE
                                                        ----------  ------------
AEROSPACE/DEFENSE (0.5%)
Boeing Co.............................................      20,000  $    652,000
                                                                    ------------
AIRLINES (0.4%)
Southwest Airlines Co.................................      30,000       477,000
                                                                    ------------
AUTO PARTS (0.3%)
Delphi Automotive Systems Corp........................      35,000       406,350
                                                                    ------------
AUTOMOBILES & TRUCKS (0.4%)
Ford Motor Co.........................................      35,000       561,750
                                                                    ------------
BANKING & FINANCIAL SERVICES (14.3%)
American Express Co...................................      20,000       588,600
Bank of New York Co., Inc.............................      25,000       850,250
BankAmerica Corp......................................      25,000     1,474,750
Capital One Financial Corp............................      10,000       413,100
Citigroup, Inc........................................      85,000     3,869,200
Fannie Mae............................................      25,000     2,024,000
Fifth Third Bancorp...................................      17,500       987,350
FleetBoston Financial Corp............................      20,000       657,200
H&R Block, Inc........................................      10,000       340,800
J.P. Morgan Chase & Co................................      45,000     1,591,200
Lehman Brothers Holdings, Inc.........................      10,000       624,600
MBNA Corp.............................................      30,000       828,300
Mellon Financial Corp.................................      10,000       336,000
Morgan Stanley Dean Witter & Co.......................      20,000       978,400
Northern Trust Corp...................................      15,000       757,350
State Street Corp.....................................      15,000       683,100
Washington Mutual, Inc................................      20,000       603,800
Wells Fargo & Co......................................      40,000     1,580,000
                                                                    ------------
                                                                      19,188,000
                                                                    ------------
BUILDING & CONSTRUCTION (0.4%)
Pulte Corp............................................      15,000       487,500
                                                                    ------------
CHEMICALS (1.6%)
Dow Chemical Co.......................................      33,332     1,108,289
E.I. Du Pont de Nemours & Co..........................      25,000       999,750
                                                                    ------------
                                                                       2,108,039
                                                                    ------------
COMMERCIAL SERVICES (0.3%)
Convergys Corp. (b)...................................      15,000       421,500
                                                                    ------------
COMPUTER INDUSTRY (14.4%)
Adobe Systems, Inc....................................      20,000       528,000
Cisco Systems, Inc. (b)...............................     130,000     2,199,600
Citrix Systems, Inc. (b)..............................      30,000       702,000
Dell Computer Corp. (b)...............................      60,000     1,438,800
EMC Corp. (b).........................................      45,000       554,400
Intel Corp............................................     110,000     2,686,200
International Business Machines Corp..................      30,000     3,242,100
Intuit, Inc. (b)......................................      10,000       402,200
Microsoft Corp. (b)...................................      88,162     5,126,620
Oracle Corp. (b)......................................     105,000     1,423,800
Siebel Systems, Inc. (b)..............................      25,000       408,250
Sun Microsystems, Inc. (b)............................      60,000       609,000
                                                                    ------------
                                                                      19,320,970
                                                                    ------------
COMMON STOCKS, CONTINUED:
                                                                       MARKET
                                                          SHARES       VALUE
                                                        ----------  ------------
CONSUMER GOODS & SERVICES (3.3%)
Colgate-Palmolive Co..................................      15,000  $    862,800
Gillette Co...........................................      20,000       621,800
Kimberly-Clark Corp...................................      20,000     1,110,200
Procter & Gamble Co...................................      25,000     1,844,500
                                                                    ------------
                                                                       4,439,300
                                                                    ------------
DISTRIBUTION/WHOLESALE (0.7%)
SYSCO Corp............................................      40,000       964,400
                                                                    ------------
DIVERSIFIED OPERATIONS (8.0%)
General Electric Co...................................     150,000     5,461,500
Honeywell International, Inc..........................      15,000       443,250
Illinois Tool Works, Inc..............................      12,000       686,400
Minnesota Mining & Manufacturing Co...................      10,000     1,043,800
Tyco International Ltd................................      45,000     2,211,300
United Technologies Corp..............................      15,000       808,350
                                                                    ------------
                                                                      10,654,600
                                                                    ------------
ELECTRONIC COMPONENTS/INSTRUMENTS (2.3%)
Applied Materials, Inc. (b)...........................      25,000       852,750
KLA-Tencor Corp. (b)..................................      15,000       612,900
Micron Technology, Inc. (b)...........................      15,000       341,400
Texas Instruments, Inc................................      45,000     1,259,550
                                                                    ------------
                                                                       3,066,600
                                                                    ------------
ENERGY (7.9%)
El Paso Corp..........................................      12,300       603,438
Exxon Mobil Corp......................................     120,000     4,734,000
Halliburton Co........................................      20,000       493,800
Kerr-McGee Corp.......................................      10,000       576,000
Royal Dutch Petroleum Co., ADR........................      35,000     1,767,850
Schlumberger Ltd......................................      15,000       726,300
Transocean Sedco Forex, Inc...........................      20,000       603,000
USX-Marathon Group....................................      22,000       606,980
Williams Cos., Inc....................................      20,000       577,400
                                                                    ------------
                                                                      10,688,768
                                                                    ------------
FOOD & BEVERAGES (4.2%)
Anheuser Busch Co., Inc...............................      30,000     1,249,800
Coca Cola Co..........................................      40,000     1,915,200
McDonald's Corp.......................................      20,000       521,400
PepsiCo, Inc..........................................      40,000     1,948,400
                                                                    ------------
                                                                       5,634,800
                                                                    ------------
HEALTH CARE (16.4%)
Amgen, Inc. (b).......................................      25,000     1,420,500
Biogen, Inc. (b)......................................      15,000       825,000
Bristol-Myers Squibb Co...............................      35,000     1,870,750
Cardinal Health, Inc..................................      20,000     1,342,200
Eli Lilly & Co........................................      20,000     1,530,000
Forest Laboratories, Inc.--Class A (b)................      10,000       743,800
Guidant Corp. (b).....................................      10,000       415,100
IMS Health, Inc.......................................      25,000       534,250
Johnson & Johnson.....................................      50,000     2,895,500
King Pharmaceuticals, Inc. (b)........................      13,333       519,854

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
LARGE CAP EQUITY FUND                                           OCTOBER 31, 2001
(UNAUDITED)

COMMON STOCKS, CONTINUED:
                                                                       MARKET
                                                          SHARES       VALUE
                                                        ----------  ------------
Medtronic, Inc........................................      30,000  $  1,209,000
Merck & Co., Inc......................................      42,500     2,711,925
Pfizer, Inc...........................................     105,000     4,399,500
Schering-Plough Corp..................................      25,000       929,500
Watson Pharmaceuticals, Inc. (b)......................      10,000       476,800
                                                                    ------------
                                                                      21,823,679
                                                                    ------------
INSURANCE (3.3%)
AFLAC, Inc............................................      20,000       489,200
American International Group..........................      45,000     3,537,000
Jefferson-Pilot Corp..................................      10,000       413,500
                                                                    ------------
                                                                       4,439,700
                                                                    ------------
MACHINERY & EQUIPMENT (0.5%)
Caterpillar, Inc......................................      15,000       670,800
                                                                    ------------
MEDIA (3.7%)
AOL Time Warner (b)...................................      70,000     2,184,700
Comcast Corp.--Special Class A (b)....................      30,000     1,075,200
Dow Jones & Co., Inc..................................      10,000       450,000
Gannett Co., Inc......................................      10,000       632,000
The Walt Disney Co....................................      30,000       557,700
                                                                    ------------
                                                                       4,899,600
                                                                    ------------
METALS (0.7%)
Alcoa, Inc............................................      30,000       968,100
                                                                    ------------
PAPER PRODUCTS (0.4%)
International Paper Co................................      15,000       537,000
                                                                    ------------
RETAIL (8.6%)
Bed Bath & Beyond, Inc. (b)...........................      20,000       501,200
Best Buy Co., Inc. (b)................................      10,000       549,000
CVS Corp..............................................      20,000       478,000
Home Depot, Inc.......................................      40,000     1,529,200
Lowes Co..............................................      30,000     1,023,000
RadioShack Corp.......................................      25,000       624,750
Safeway, Inc. (b).....................................      10,000       416,500
Target Corp...........................................      30,000       934,500
TJX Cos., Inc.........................................      15,000       507,000
Wal-Mart Stores, Inc..................................      80,000     4,112,000
Walgreen Co...........................................      25,000       809,500
                                                                    ------------
                                                                      11,484,650
                                                                    ------------
TELECOMMUNICATIONS (5.2%)
Alltel Corp...........................................      10,000       571,400
Qwest Communications International, Inc. (b)..........      40,000       518,000
SBC Communications, Inc...............................      60,000     2,286,600
Sprint Corp. (PCS Group) (b)..........................      15,000       334,500
Verizon Communications................................      50,000     2,490,500
WorldCom Group, Inc. (b)..............................      60,000       807,000
                                                                    ------------
                                                                       7,008,000
                                                                    ------------
UTILITIES (1.8%)
AES Corp. (b).........................................      20,000       277,000
Dynergy, Inc.--Class A................................      10,000       359,000
Mirant Corp. (b)......................................      20,000       520,000
COMMON STOCKS, CONTINUED:
                                                                       MARKET
                                                          SHARES       VALUE
                                                        ----------  ------------
Southern Co...........................................      35,000  $    836,500
Calpine Corp. (b).....................................      15,000       371,250
                                                                    ------------
                                                                       2,363,750
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost $155,700,106).............................................   133,266,856
                                                                    ------------
TOTAL INVESTMENTS
  (Cost $155,700,106) (a) -- 99.6%................................   133,266,856
Other assets in excess of liabilities -- 0.4%                            549,453
                                                                    ------------
NET ASSETS -- 100.0%..............................................  $133,816,309
                                                                    ============

---------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation...         $ 12,215,858
Unrealized depreciation...          (34,649,108)
                                   ------------
Net unrealized
  depreciation............         $(22,433,250)
                                   ============

(b)  Represents non-income producing securities.
ADR -- American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2001

ASSETS:
Investments, at value (cost
  $155,700,106).........................           $133,266,856
Dividends receivable....................               108,436
Receivable for capital shares issued....                10,858
Receivable for investments sold.........               710,026
Prepaid expenses........................                 8,905
                                                   -----------
  TOTAL ASSETS..........................           134,105,081
LIABILITIES:
Payable to custodian for overdraft......  $244,660
Payable for capital shares redeemed.....    3,312
Accrued expenses and other payables:
  Investment advisory fees..............   15,995
  Administration fees...................    3,428
  Distribution fees.....................    6,208
  Other.................................   15,169
                                          -------
  TOTAL LIABILITIES.....................               288,772
                                                   -----------
NET ASSETS:
Capital.................................           161,748,143
Accumulated dividends in excess of net
  investment income.....................              (209,456)
Accumulated net realized loss from
  investment transactions...............            (5,289,128)
Net unrealized depreciation from
  investments...........................           (22,433,250)
                                                   -----------
NET ASSETS..............................           $133,816,309
                                                   ===========
Class A
  Net Assets............................           $10,956,262
  Shares................................             1,108,904
  Redemption price per share............           $      9.88
                                                   ===========
Maximum Sales Charge--Class A...........                  4.50%
  Maximum Offering Price per share
    (100%/(100% - Maximum Sales Charge)
    of net asset value adjusted to the
    nearest cent).......................           $     10.35
                                                   ===========
Class B
  Net Assets............................           $ 4,367,537
  Shares................................               454,548
  Offering price per share*.............           $      9.61
                                                   ===========
Class C
  Net Assets............................           $118,492,510
  Shares................................            11,937,732
  Offering and redemption price per
    share...............................           $      9.93
                                                   ===========

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2001

INVESTMENT INCOME:
Dividend income.........................               $     913,415
                                                       -------------
EXPENSES:
Investment advisory fees................  $   547,952
Administration fees.....................      117,417
Distribution fees--Class A..............       32,515
Distribution fees--Class B..............       25,989
Custodian fees..........................       19,571
Fund accounting fees....................       27,534
Transfer agent fees.....................       47,105
Other...................................       56,397
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                     874,480
  Expenses voluntarily reduced..........                     (16,258)
                                                       -------------
  Net Expenses..........................                     858,222
                                                       -------------
NET INVESTMENT INCOME...................                      55,193
                                                       -------------
REALIZED/UNREALIZED (LOSS) FROM INVESTMENTS:
Net realized loss from investment
  transactions..........................                  (6,561,424)
Change in unrealized depreciation from
  investments...........................                 (22,973,495)
                                                       -------------
Net realized/unrealized loss from
  investments...........................                 (29,534,919)
                                                       -------------
Change in net assets resulting from
  operations............................               $ (29,479,726)
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX       FOR THE
                                           MONTHS ENDED     YEAR ENDED
                                           OCTOBER 31,      APRIL 30,
                                               2001            2001
                                          --------------  --------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)..........  $       55,193  $     (173,170)
  Net realized gains (losses) from
    investment transactions.............      (6,561,424)      1,307,766
  Change in unrealized (depreciation)
    from investments....................     (22,973,495)    (38,814,661)
                                          --------------  --------------
Change in net assets resulting from
  operations............................     (29,479,726)    (37,680,065)
                                          --------------  --------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............          (3,009)             --
  From net realized gains from
    investment transactions.............              --      (1,147,449)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net realized gains from
    investment transactions.............              --        (466,844)
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net investment income............         (80,922)             --
  In excess of net investment income....              --          (7,548)
  From net realized gains from
    investment transactions.............              --     (11,853,520)
                                          --------------  --------------
Change in net assets from shareholder
  dividends.............................         (83,931)    (13,475,361)
                                          --------------  --------------
Change in net assets from capital
  transactions..........................      (6,574,836)        206,043
                                          --------------  --------------
Change in net assets....................     (36,138,493)    (50,949,383)
NET ASSETS:
  Beginning of period...................     169,954,802     220,904,185
                                          --------------  --------------
  End of period.........................  $  133,816,309  $  169,954,802
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                             FOR THE SIX                                                           FOR THE
                             MONTHS ENDED              FOR THE YEAR ENDED APRIL 30,              PERIOD ENDED
                             OCTOBER 31,     ------------------------------------------------     APRIL 30,
                                 2001          2001         2000         1999         1998         1997 (A)
                             ------------    ---------    ---------    ---------    ---------    ------------
                             (UNAUDITED)
Net Asset Value,               $ 12.02        $ 15.56      $ 13.81      $ 12.60      $ 10.91       $ 10.00
  Beginning of Period....
                               -------        -------      -------      -------      -------       -------
Investment Activities
  Net investment income
    (loss)...............        (0.01)         (0.04)       (0.02)        0.10         0.26          0.14
  Net realized and
    unrealized gains
    (losses) from
    investments..........        (2.13)         (2.55)        2.03         2.19         2.90          0.93
                               -------        -------      -------      -------      -------       -------
  Total from Investment
    Activities...........        (2.14)         (2.59)        2.01         2.29         3.16          1.07
                               -------        -------      -------      -------      -------       -------
Dividends
  Net investment
    income...............       (d)                --           --        (0.10)       (0.26)        (0.14)
  In excess of net
    investment income....           --             --        (0.01)          --           --            --
  Net realized gains.....           --          (0.95)       (0.25)       (0.98)       (1.21)        (0.02)
                               -------        -------      -------      -------      -------       -------
  Total Dividends........           --          (0.95)       (0.26)       (1.08)       (1.47)        (0.16)
                               -------        -------      -------      -------      -------       -------
Net Asset Value, End of
  Period.................      $  9.88        $ 12.02      $ 15.56      $ 13.81      $ 12.60       $ 10.91
                               =======        =======      =======      =======      =======       =======
TOTAL RETURN (EXCLUDES
  SALES CHARGE)..........       (17.79%)(b)    (17.24%)      14.63%       19.58%       30.36%        10.69%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $10,956        $14,126      $19,044      $ 2,335      $ 1,490       $   338
Ratio of expenses to
  average net assets.....         1.29%(c)       1.25%        1.25%        1.14%        0.90%         0.99%(c)
Ratio of net investment
  income (loss) to
  average net assets.....        (0.12%)(c)     (0.28%)      (0.22%)       0.72%        2.05%         2.15%(c)
Ratio of expenses to
  average net assets*....         1.54%(c)       1.50%        1.50%        1.51%        1.55%         1.65%(c)
Portfolio turnover
  rate**.................           10%            31%          63%         114%          39%           24%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  FOR THE PERIOD FROM OCTOBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO
     APRIL 30, 1997.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d)  LESS THAN $.01

  FINANCIAL HIGHLIGHTS, CLASS B

                             FOR THE SIX                                                           FOR THE
                             MONTHS ENDED              FOR THE YEAR ENDED APRIL 30,              PERIOD ENDED
                             OCTOBER 31,     ------------------------------------------------     APRIL 30,
                                 2001          2001         2000         1999         1998         1997 (A)
                             ------------    ---------    ---------    ---------    ---------    ------------
                             (UNAUDITED)
Net Asset Value,               $ 11.73        $ 15.32      $ 13.70      $ 12.55      $ 10.88       $ 10.00
  Beginning of Period....
                               -------        -------      -------      -------      -------       -------
Investment Activities
  Net investment income
    (loss)...............        (0.05)         (0.14)       (0.11)       (0.01)        0.17          0.11
  Net realized and
    unrealized gains
    (losses) from
    investments..........        (2.07)         (2.50)        1.98         2.20         2.88          0.90
                               -------        -------      -------      -------      -------       -------
  Total from Investment
    Activities...........        (2.12)         (2.64)        1.87         2.19         3.05          1.01
                               -------        -------      -------      -------      -------       -------
Dividends
  Net investment
    income...............           --             --           --        (0.06)       (0.17)        (0.11)
  Net realized gains.....           --          (0.95)       (0.25)       (0.98)       (1.21)        (0.02)
                               -------        -------      -------      -------      -------       -------
  Total Dividends........           --          (0.95)       (0.25)       (1.04)       (1.38)        (0.13)
                               -------        -------      -------      -------      -------       -------
Net Asset Value, End of
  Period.................      $  9.61        $ 11.73      $ 15.32      $ 13.70      $ 12.55       $ 10.88
                               =======        =======      =======      =======      =======       =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....       (18.07%)(b)    (17.85%)      13.72%       18.76%       29.39%        10.15%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $ 4,368        $ 5,990      $ 7,703      $ 4,138      $ 2,182       $   427
Ratio of expenses to
  average net assets.....         2.05%(c)       2.00%        2.00%        1.90%        1.64%         1.71%(c)
Ratio of net investment
  income (loss) to
  average net assets.....        (0.87%)(c)     (1.03%)      (0.94%)      (0.09%)       1.30%         1.52%(c)
Ratio of expenses to
  average net assets*....       (d)            (d)          (d)            2.01%        2.05%         2.12%(c)
Portfolio turnover
  rate**.................           10%            31%          63%         114%          39%           24%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  FOR THE PERIOD FROM OCTOBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO
     APRIL 30, 1997.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                                   CONTINUED

CENTURA FUNDS, INC.
LARGE CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS C

                             FOR THE SIX                                                           FOR THE
                             MONTHS ENDED              FOR THE YEAR ENDED APRIL 30,              PERIOD ENDED
                             OCTOBER 31,     ------------------------------------------------     APRIL 30,
                                 2001          2001         2000         1999         1998         1997 (A)
                             ------------    ---------    ---------    ---------    ---------    ------------
                             (UNAUDITED)
Net Asset Value,                $  12.07     $  15.57     $  13.80     $  12.58      $ 10.89       $ 10.00
  Beginning of Period....
                                --------     --------     --------     --------      -------       -------
Investment Activities
  Net investment
    income...............           0.01       (e)            0.01         0.12         0.29          0.15
  Net realized and
    unrealized gains
    (losses) from
    investments..........          (2.14)       (2.55)        2.03         2.21         2.89          0.91
                                --------     --------     --------     --------      -------       -------
  Total from Investment
    Activities...........          (2.13)       (2.55)        2.04         2.33         3.18          1.06
                                --------     --------     --------     --------      -------       -------
Dividends
  Net investment
    income...............          (0.01)          --        (0.01)       (0.13)       (0.28)        (0.15)
  In excess of net
    investment income....             --       (e)           (0.01)          --           --            --
  Net realized gains.....             --        (0.95)       (0.25)       (0.98)       (1.21)        (0.02)
                                --------     --------     --------     --------      -------       -------
  Total Dividends........          (0.01)       (0.95)       (0.27)       (1.11)       (1.49)        (0.17)
                                --------     --------     --------     --------      -------       -------
Net Asset Value, End of
  Period.................       $   9.93     $  12.07     $  15.57     $  13.80      $ 12.58       $ 10.89
                                ========     ========     ========     ========      =======       =======
TOTAL RETURN.............         (17.68%)(b)   (16.96%)     14.88%       19.94%       30.72%        10.65%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........       $118,492     $149,839     $194,157     $139,857      $65,053       $52,486
Ratio of expenses to
  average net assets.....           1.04%(c)     1.00%        1.00%        0.92%        0.67%         0.75%(c)
Ratio of net investment
  income (loss) to
  average net assets.....           0.12%(c)    (0.03%)       0.09%        0.82%        2.37%         2.45%(c)
Ratio of expenses to
  average net assets*....        (d)           (d)          (d)            1.02%        1.08%         1.17%(c)
Portfolio turnover
  rate**.................             10%          31%          63%         114%          39%           24%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  FOR THE PERIOD FROM OCTOBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO
     APRIL 30, 1997.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.
(e)  LESS THAN $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
MID CAP EQUITY FUND                                             OCTOBER 31, 2001
(UNAUDITED)

COMMON STOCKS (84.7%)
                                                          MARKET
                                            SHARES        VALUE
                                          -----------  ------------
AUTO PARTS (1.0%)
Lear Corp. (b)..........................       20,000  $    614,000
SPX Corp. (b)...........................       10,000       996,000
                                                       ------------
                                                          1,610,000
                                                       ------------
BANKING & FINANCIAL SERVICES (14.4%)
A.G. Edwards, Inc.......................       30,000     1,186,200
Allmerica Financial Corp................       12,000       468,000
Astoria Financial Corp..................       17,000       885,530
City National Corp......................       20,000       820,000
Colonial BancGroup, Inc.................       45,000       567,000
Compass Bancshares, Inc.................       40,000     1,001,200
Dime Bancorp, Inc.......................       40,000     1,355,200
First Tennessee National Corp...........       27,000       932,850
Golden State Bancorp, Inc...............       43,000     1,090,480
Greenpoint Financial Corp...............       30,000       961,500
Legg Mason, Inc.........................       14,000       589,540
M&T Bank Corp...........................       22,000     1,441,000
Marshall & Ilsley Corp..................       27,000     1,583,279
Mercantile Bankshares Corp..............       26,000       993,720
National Commerce Financial Corp........       60,000     1,365,000
North Fork Bancorp, Inc.................       45,000     1,255,500
Provident Financial Group, Inc..........       14,000       299,740
SEI Investment Co.......................       30,000       922,500
Silicon Valley Bancshares (b)...........       34,000       796,960
Sovereign Bancorp, Inc..................       70,000       693,000
TCF Financial Corp......................       29,000     1,218,000
Waddell & Reed Financial, Inc...........       40,000     1,019,600
Wilmington Trust Corp...................       14,000       795,200
                                                       ------------
                                                         22,240,999
                                                       ------------
BUILDING PRODUCTS (1.3%)
American Standard Cos., Inc. (b)........       20,000     1,158,000
Martin Marietta Materials, Inc..........       20,000       798,400
                                                       ------------
                                                          1,956,400
                                                       ------------
BUSINESS EQUIPMENT & SERVICES (1.2%)
Acxiom Corp. (b)........................       25,000       294,750
ChoicePoint, Inc. (b)...................       25,000     1,069,500
Manpower, Inc...........................       19,000       542,640
                                                       ------------
                                                          1,906,890
                                                       ------------
CHEMICALS (1.6%)
Cabot Corp..............................       10,000       335,000
Cabot Microelectronics Corp. (b)........        5,609       371,765
Cytec Industries, Inc. (b)..............       20,000       478,600
Ferro Corp..............................       15,000       330,000
Olin Corp...............................       25,000       374,500
Solutia, Inc............................       50,000       600,000
                                                       ------------
                                                          2,489,865
                                                       ------------
COMMERCIAL SERVICES (1.1%)
Concord EFS, Inc. (b)...................       30,000       821,100
Plexus Corp. (b)........................       20,000       500,000
Quanta Services, Inc. (b)...............       25,000       380,000
                                                       ------------
                                                          1,701,100
                                                       ------------
COMMON STOCKS, CONTINUED:
                                                          MARKET
                                            SHARES        VALUE
                                          -----------  ------------
COMPUTER INDUSTRY (7.4%)
3Com Corp. (b)..........................       50,000  $    207,000
Cadence Design Systems, Inc. (b)........       62,100     1,312,794
CSG Systems International, Inc. (b).....       10,000       312,600
DST Systems, Inc. (b)...................       35,000     1,433,250
Electronic Arts, Inc. (b)...............       33,000     1,698,180
InFocus Corp. (b).......................       11,000       212,960
NVIDIA Corp. (b)........................       32,000     1,371,520
Rational Software Corp. (b).............       75,000       984,000
Storage Technology Corp. (b)............       15,000       281,550
SunGard Data Systems, Inc. (b)..........       60,000     1,512,000
Symantec Corp. (b)......................       20,000     1,099,800
Synopsys, Inc. (b)......................       17,000       799,000
Wind River Systems, Inc. (b)............       20,000       286,800
                                                       ------------
                                                         11,511,454
                                                       ------------
CONSUMER GOODS & SERVICES (1.3%)
Fastenal Co.............................       15,000       885,750
Jones Apparel Group, Inc. (b)...........       43,000     1,186,800
                                                       ------------
                                                          2,072,550
                                                       ------------
DIVERSIFIED OPERATIONS (0.8%)
Teleflex, Inc...........................       15,000       600,000
Viad Corp...............................       31,000       604,500
                                                       ------------
                                                          1,204,500
                                                       ------------
DRUGS (1.1%)
ICN Pharmaceuticals, Inc................       23,000       556,830
Mylan Laboratories, Inc.................       20,000       737,400
Sepracor, Inc. (b)......................       10,000       474,400
                                                       ------------
                                                          1,768,630
                                                       ------------
EDUCATION (0.8%)
Apollo Group, Inc.--Class A (b).........       30,000     1,219,500
                                                       ------------
ELECTRONIC COMPONENTS/INSTRUMENTS (8.7%)
Arrow Electronics, Inc. (b).............       24,000       586,800
Atmel Corp. (b).........................      180,000     1,431,000
Cypress Semiconductor Corp. (b).........       35,000       691,250
Integrated Device
  Technology, Inc. (b)..................       40,000     1,114,000
International Rectifier Corp. (b).......       28,000       983,080
KEMET Corp. (b).........................       30,000       536,400
Lam Research Corp. (b)..................       30,000       568,800
Lattice Semiconductor Corp. (b).........       20,000       350,000
Micrel, Inc. (b)........................       30,000       754,500
Microchip Technology, Inc. (b)..........       27,000       842,940
Polycom, Inc. (b).......................       25,000       749,500
SCI Systems, Inc. (b)...................       45,000       913,950
Semtech Corp. (b).......................       10,000       377,500
Sensormatic Electronics Corp. (b).......       25,000       639,750
TriQuint Semiconductor, Inc. (b)........        6,000       106,080
Vishay Intertechnology, Inc. (b)........       75,000     1,415,250
Waters Corp. (b)........................       41,000     1,455,090
                                                       ------------
                                                         13,515,890
                                                       ------------

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
MID CAP EQUITY FUND                                             OCTOBER 31, 2001
(UNAUDITED)

COMMON STOCKS, CONTINUED:
                                                          MARKET
                                            SHARES        VALUE
                                          -----------  ------------
ENERGY (6.3%)
BJ Services Co. (b).....................       55,000  $  1,407,450
Diamond Offshore Drilling, Inc..........       15,000       414,000
ENSCO International, Inc................       55,000     1,089,000
Grant Prideco, Inc. (b).................       80,000       727,200
Hanover Compressor Co. (b)..............       20,000       551,600
Murphy Oil Corp.........................       13,000     1,033,500
Noble Affiliates, Inc...................       19,000       702,430
Ocean Energy, Inc.......................       55,000     1,003,750
Pioneer Natural Resources Co. (b).......       40,000       680,400
Questar Corp............................       28,000       616,000
Smith International, Inc. (b)...........       14,000       662,200
Weatherford International, Inc. (b).....       28,000       958,440
                                                       ------------
                                                          9,845,970
                                                       ------------
FOOD & BEVERAGES (3.2%)
Brinker International, Inc. (b).........       25,000       635,000
Dean Foods Co...........................       10,000       448,500
Hershey Foods Corp......................       12,000       764,760
Hormel Foods Corp.......................       45,000     1,080,000
McCormick & Co., Inc....................       15,000       656,400
PepsiAmericas, Inc......................       40,000       521,600
Tyson Foods, Inc........................       95,792       937,804
                                                       ------------
                                                          5,044,064
                                                       ------------
FORESTRY (0.6%)
Plum Creek Timber Co., Inc..............       34,250       946,328
                                                       ------------
HEALTH CARE (13.1%)
AmerisourceBergen Corp. (b).............       31,650     2,011,674
Apogent Technologies, Inc. (b)..........       35,000       819,700
Barr Laboratories, Inc. (b).............       10,000       728,000
Beckman Coulter, Inc....................       20,000       849,400
DENTSPLY International, Inc.............       20,000       899,800
Edwards Lifesciences Corp. (b)..........       25,000       635,000
Express Scripts, Inc.--Class A (b)......       16,000       655,040
Genzyme Corp. (b).......................       48,000     2,589,600
Gilead Sciences, Inc. (b)...............       26,000     1,635,400
Health Management
  Associates, Inc. (b)..................       50,000       974,500
Hillenbrand Industries, Inc.............       20,000     1,060,400
IDEC Pharmaceuticals Corp. (b)..........       38,000     2,279,240
IVAX Corp. (b)..........................       55,000     1,130,250
Millennium Pharmaceuticals, Inc.........       65,000     1,654,900
Oxford Health Plans, Inc. (b)...........       20,000       471,200
Quest Diagnostics, Inc. (b).............       28,000     1,830,640
                                                       ------------
                                                         20,224,744
                                                       ------------
INSURANCE (1.1%)
Everest Re Group Ltd....................       15,000     1,002,750
Protective Life Corp....................       24,000       661,200
                                                       ------------
                                                          1,663,950
                                                       ------------
LEISURE (0.7%)
International Game Technology (b).......       13,825       705,766
Park Place Entertainment Corp. (b)......       50,000       358,000
                                                       ------------
                                                          1,063,766
                                                       ------------
COMMON STOCKS, CONTINUED:
                                                          MARKET
                                            SHARES        VALUE
                                          -----------  ------------
MEDIA (2.6%)
Belo (A.H.) Corp.--Class A..............       35,000  $    598,500
Entercom Communications Corp. (b).......       15,000       505,500
Media General, Inc.--Class A............       10,000       416,000
Readers Digest Assoc., Inc.--
  Class A...............................       25,000       442,500
Univision Communications, Inc. (b)......       18,600       465,000
Washington Post Co......................        1,900       969,950
Westwood One, Inc. (b)..................       30,000       713,700
                                                       ------------
                                                          4,111,150
                                                       ------------
METALS (0.4%)
Carpenter Technology Corp...............       14,000       304,500
Precision Castparts Corp................       15,000       341,100
                                                       ------------
                                                            645,600
                                                       ------------
PAPER PRODUCTS (0.9%)
Bowater, Inc............................       20,000       894,400
Longview Fibre Co.......................       40,000       440,000
                                                       ------------
                                                          1,334,400
                                                       ------------
POLLUTION CONTROL (0.4%)
Donaldson Co., Inc......................       22,000       694,100
                                                       ------------
RETAIL (5.1%)
Abercrombie & Fitch Co.--
  Class A (b)...........................       33,000       621,060
American Eagle Outfitters, Inc. (b).....       10,000       274,000
Barnes & Noble, Inc. (b)................       12,000       441,000
BJ's Wholesale Club, Inc. (b)...........       25,000     1,269,250
CDW Computer Centers, Inc. (b)..........       33,000     1,519,650
Coach, Inc. (b).........................       25,000       697,500
Dollar Tree Stores, Inc. (b)............       40,000       898,800
Lands' End, Inc. (b)....................       20,000       640,800
May Department Stores Co................       30,000       943,500
Williams-Sonoma, Inc. (b)...............       25,000       647,500
                                                       ------------
                                                          7,953,060
                                                       ------------
TELECOMMUNICATIONS (1.8%)
Broadwing, Inc. (b).....................       50,000       463,000
Price Communications Corp. (b)..........       30,000       544,500
Telephone & Data Systems, Inc...........       20,000     1,758,000
                                                       ------------
                                                          2,765,500
                                                       ------------
TELECOMMUNICATIONS-EQUIPMENT (1.7%)
Advanced Fibre
  Communication, Inc. (b)...............       20,000       372,600
L-3 Communications
  Holdings, Inc. (b)....................       15,000     1,303,050
Powerwave Technologies, Inc. (b)........       30,000       459,000
RF Micro Devices, Inc. (b)..............       25,000       511,000
                                                       ------------
                                                          2,645,650
                                                       ------------
TOBACCO (0.4%)
R.J. Reynolds Tobacco Holdings, Inc.....       10,000       560,400
                                                       ------------

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
MID CAP EQUITY FUND                                             OCTOBER 31, 2001
(UNAUDITED)

COMMON STOCKS, CONTINUED
                                            SHARES
                                              OR
                                           PRINCIPAL      MARKET
                                            AMOUNT        VALUE
                                          -----------  ------------
TRANSPORTATION & SHIPPING (0.6%)
Expeditors International of
  Washington, Inc.......................       11,000  $    497,200
GATX Corp...............................       16,000       423,200
                                                       ------------
                                                            920,400
                                                       ------------
UTILITIES (5.1%)
American Water Works Co., Inc...........       20,000       812,000
DPL, Inc................................       35,000       805,000
Energy East Corp........................       35,000       658,700
IDACORP, Inc............................       16,000       608,000
National Fuel Gas Co....................       30,000       702,300
Northeast Utilities.....................       45,000       794,250
OGE Energy Corp.........................       45,000       974,700
TECO Energy, Inc........................       40,000     1,030,000
UtiliCorp United, Inc...................       19,832       587,622
Vectren Corp............................       11,400       240,882
WGL Holdings, Inc.......................       27,000       730,620
                                                       ------------
                                                          7,944,074
                                                       ------------
TOTAL COMMON STOCKS (Cost $134,242,756)..............   131,560,934
                                                       ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (9.6%)
FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (9.6%)
  2.34%, 11/16/01, Series BB............  $15,000,000    14,984,400
                                                       ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $14,985,375).................................    14,984,400
                                                       ------------

WARRANT (0.0%)
                                            SHARES
                                              OR
                                           PRINCIPAL      MARKET
                                            AMOUNT        VALUE
                                          -----------  ------------
Dime Bancorp, Inc.......................       40,000  $      8,400
                                                       ------------
TOTAL WARRANT
  (Cost $0)..........................................         8,400
                                                       ------------

INVESTMENT COMPANIES (5.1%)
Cyclical/Transportation Select Sector
  SPDR..................................       30,000       725,400
S&P Mid Cap 400 Depositary..............       20,000     1,653,000
                                                       ------------
  (Cost $2,271,088)..................................     2,378,400
                                                       ------------
Goldman Sachs Financial Square Prime
  Money Market Fund.....................    2,804,947     2,804,947
Provident Institutional Temporary
  Investment Fund.......................    2,804,947     2,804,947
                                                       ------------
TOTAL INVESTMENT COMPANIES
  (Cost $7,880,982)..................................     7,988,294
                                                       ------------
TOTAL INVESTMENTS
  (Cost $157,109,113) (a) -- 99.4%...................   154,542,028
Other assets in excess of liabilities (c) -- 0.6%....       938,558
                                                       ------------
NET ASSETS -- 100.0%                                   $155,480,586
                                                       ============

---------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $   18,628,336
Unrealized depreciation...     (21,195,421)
                            --------------
Net unrealized
  depreciation............  $   (2,567,085)
                            ==============

(b)  Represents non-income producing securities.
(c) Includes $750,000 cash held as collateral for futures contract. SPDR -- Standard & Poors Depository Receipt

                                 NUMBER OF      MARKET       UNREALIZED
                                 CONTRACTS      VALUE       APPRECIATION
                                 ---------   ------------   ------------
PURCHASED FUTURES CONTRACT:
S&P Midcap 400 Future, notional
 amount $12,645,000, expiring
 December 21, 2001                  60       $13,540,500      $895,500
                                    --       -----------      --------
TOTAL FUTURES                                $13,540,500      $895,500

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
MID CAP EQUITY FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2001

ASSETS:
Investments, at value (cost
  $157,109,113).........................          $154,542,028
Cash held for margin deposits on futures
  contracts.............................              750,000
Interest and dividends receivable.......              100,997
Receivable for capital shares issued....                4,775
Receivable for net variation margin on
  open futures contracts................              138,000
Prepaid expenses........................                8,026
                                                  -----------
  TOTAL ASSETS..........................          155,543,826
LIABILITIES:
Payable for capital shares redeemed.....  $8,130
Accrued expenses and other payables:
  Investment advisory fees..............  18,382
  Administration fees...................   3,939
  Distribution fee......................  16,745
  Other.................................  16,044
                                          ------
  TOTAL LIABILITIES.....................               63,240
                                                  -----------
NET ASSETS:
Capital.................................          148,531,632
Accumulated dividends in excess of net
  investment income.....................              (13,877)
Accumulated net realized gain from
  investment transactions...............            8,634,415
Net unrealized depreciation from
  investments and future contracts......           (1,671,584)
                                                  -----------
NET ASSETS..............................          $155,480,586
                                                  ===========
Class A
  Net Assets............................          $24,248,784
  Shares................................            2,235,138
  Redemption price per share............          $     10.85
                                                  ===========
Maximum Sales Charge--Class A...........                 4.50%
  Maximum Offering Price per share
    (100%/(100% - Maximum Sales Charge)
    of net asset value adjusted to the
    nearest cent).......................          $     11.36
                                                  ===========
Class B
  Net Assets............................          $13,622,741
  Shares................................            1,333,951
  Offering price per share*.............          $     10.21
                                                  ===========
Class C
  Net Assets............................          $117,609,061
  Shares................................           10,704,141
  Offering and redemption price per
    share...............................          $     10.99
                                                  ===========

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2001

INVESTMENT INCOME:
Interest income.........................            $     318,989
Dividend income.........................                  816,330
                                                    -------------
  TOTAL INCOME..........................                1,135,319
EXPENSES:
Investment advisory fees................  $583,660
Administration fees.....................   125,070
Distribution fees--Class A..............    66,923
Distribution fees--Class B..............    78,814
Custodian fees..........................    20,846
Fund accounting fees....................    30,148
Transfer agent fees.....................    77,903
Other...................................    58,209
                                          --------
  Total expenses before voluntary fee
    reductions..........................                1,041,573
  Expenses voluntarily reduced..........                  (33,461)
                                                    -------------
  Net Expenses..........................                1,008,112
                                                    -------------
  NET INVESTMENT INCOME.................                  127,207
                                                    -------------
REALIZED/UNREALIZED (LOSS) FROM INVESTMENTS:
  Net realized loss from investment
    transactions and future contracts...               (4,643,767)
  Change in unrealized depreciation from
    investments and future contracts....              (11,797,742)
                                                    -------------
  Net realized/unrealized loss from
    investments and future contracts....              (16,441,509)
                                                    -------------
  Change in net assets resulting from
    operations..........................            $ (16,314,302)
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
MID CAP EQUITY FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX      FOR THE
                                          MONTHS ENDED    YEAR ENDED
                                           OCTOBER 31,     APRIL 30,
                                              2001           2001
                                          -------------  -------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................  $     127,207  $     248,342
  Net realized gains (losses) from
    investment transactions ancd future
    contracts...........................     (4,643,767)    30,961,564
  Change in unrealized (depreciation)
    from investments and futures........    (11,797,742)   (22,333,729)
                                          -------------  -------------
Change in net assets resulting from
  operations............................    (16,314,302)     8,876,177
                                          -------------  -------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............        (12,357)       (28,407)
  In excess of net investment income....             --           (629)
  From net realized gains from
    investment transactions and future
    contracts...........................             --     (6,097,544)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net realized gains from
    investment transactions and future
    contracts...........................             --     (3,625,716)
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net investment income............       (123,232)      (219,935)
  In excess of net investment income....             --         (4,866)
  From net realized gains from
    investment transactions and future
    contracts...........................             --    (19,314,043)
                                          -------------  -------------
Change in net assets from shareholder
  dividends.............................       (135,589)   (29,291,140)
                                          -------------  -------------
Change in net assets from capital
  transactions..........................      6,262,390     53,595,254
                                          -------------  -------------
Change in net assets....................    (10,187,501)    33,180,291
NET ASSETS:
  Beginning of year.....................    165,668,087    132,487,796
                                          -------------  -------------
  End of year...........................  $ 155,480,586  $ 165,668,087
                                          =============  =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
MID CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2001          2001         2000         1999         1998         1997
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $ 11.99        $ 14.02      $ 15.33      $ 16.14      $ 15.33      $ 14.31
  Beginning of Period....
                               -------        -------      -------      -------      -------      -------
Investment Activities
  Net investment income
    (loss)...............         0.01           0.01        (0.02)        0.03         0.05         0.06
  Net realized and
    unrealized gain
    (loss)from
    investments and
    future contracts.....        (1.14)          0.98         2.69         1.15         4.92         1.58
                               -------        -------      -------      -------      -------      -------
  Total from Investment
    Activities...........        (1.13)          0.99         2.67         1.18         4.97         1.64
                               -------        -------      -------      -------      -------      -------
Dividends
  Net investment
    income...............        (0.01)         (0.01)          --        (0.04)       (0.05)       (0.06)
  In excess of net
    investment income....           --         (c)              --           --           --           --
  Net realized gain......           --          (3.01)       (3.98)       (1.95)       (4.11)       (0.56)
                               -------        -------      -------      -------      -------      -------
  Total Dividends........        (0.01)         (3.02)       (3.98)       (1.99)       (4.16)       (0.62)
                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................      $ 10.85        $ 11.99      $ 14.02      $ 15.33      $ 16.14      $ 15.33
                               =======        =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  SALES CHARGE)..........        (9.47%)(a)      5.92%       21.15%        8.59%       36.55%       11.55%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $24,249        $28,312      $30,374      $14,034      $13,935      $ 8,501
Ratio of expenses to
  average net assets.....         1.33%(b)       1.31%        1.31%        1.28%        1.23%        1.30%
Ratio of net investment
  income (loss) to
  average net assets.....         0.04%(b)       0.09%       (0.17%)       0.20%        0.31%        0.42%
Ratio of expenses to
  average net assets*....         1.58%(b)       1.56%        1.56%        1.53%        1.48%        1.55%
Portfolio turnover
  rate**.................            8%            66%          61%         142%          49%          67%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED. IF SUCH VOLUNTARY FEE REDUCTIONS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.
(c)  LESS THAN $0.01 PER SHARE.

  FINANCIAL HIGHLIGHTS, CLASS B

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2001          2001         2000         1999         1998         1997
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $ 11.32        $ 13.47      $ 14.97      $ 15.88      $ 15.20      $ 14.24
  Beginning of Period....
                               -------        -------      -------      -------      -------      -------
Investment Activities
  Net investment loss....        (0.04)         (0.08)       (0.13)       (0.07)       (0.05)       (0.04)
  Net realized and
    unrealized gain
    (loss) from
    investments and
    future contracts.....        (1.07)          0.94         2.61         1.12         4.84         1.57
                               -------        -------      -------      -------      -------      -------
  Total from Investment
    Activities...........        (1.11)          0.86         2.48         1.05         4.79         1.53
                               -------        -------      -------      -------      -------      -------
Dividends
  Net investment
    income...............           --             --           --        (0.01)          --        (0.01)
  Net realized gain......           --          (3.01)       (3.98)       (1.95)       (4.11)       (0.56)
                               -------        -------      -------      -------      -------      -------
  Total Dividends........           --          (3.01)       (3.98)       (1.96)       (4.11)       (0.57)
                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................      $ 10.21        $ 11.32      $ 13.47      $ 14.97      $ 15.88      $ 15.20
                               =======        =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....        (9.81%)(a)      5.12%       20.31%        7.83%       35.55%       10.78%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $13,623        $16,514      $17,209      $19,269      $18,225      $ 9,761
Ratio of expenses to
  average net assets.....         2.07%(b)       2.06%        2.06%        2.04%        1.98%        2.05%
Ratio of net investment
  income (loss) to
  average net assets.....        (0.71%)(b)     (0.66%)      (0.90%)      (0.55%)      (0.43%)      (0.33%)
Portfolio turnover
  rate**.................            8%            66%          61%         142%          49%          67%

 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.

                                   CONTINUED

CENTURA FUNDS, INC.
MID CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS C

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2001          2001         2000         1999         1998         1997
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,                $  12.13     $  14.14      $ 15.37     $  16.16     $  15.33     $  14.31
  Beginning of Period....
                                --------     --------      -------     --------     --------     --------
Investment Activities
  Net investment
    income...............           0.02         0.04         0.01         0.07         0.09         0.09
  Net realized and
    unrealized gain
    (loss) from
    investments and
    future contracts.....          (1.15)        0.99         2.74         1.15         4.94         1.58
                                --------     --------      -------     --------     --------     --------
  Total from Investment
    Activities...........          (1.13)        1.03         2.75         1.22         5.03         1.67
                                --------     --------      -------     --------     --------     --------
Dividends
  Net investment
    income...............          (0.01)       (0.03)          --        (0.06)       (0.09)       (0.09)
  In excess of net
    investment income....             --       (c)          (c)              --           --           --
  Net realized gain......             --        (3.01)       (3.98)       (1.95)       (4.11)       (0.56)
                                --------     --------      -------     --------     --------     --------
  Total Dividends........          (0.01)       (3.04)       (3.98)       (2.01)       (4.20)       (0.65)
                                --------     --------      -------     --------     --------     --------
Net Asset Value, End of
  Period.................       $  10.99     $  12.13      $ 14.14     $  15.37     $  16.16     $  15.33
                                ========     ========      =======     ========     ========     ========
TOTAL RETURN.............          (9.31%)(a)     6.17%      21.67%        8.93%       36.89%       11.82%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........       $117,609     $120,842      $84,905     $138,897     $179,859     $147,213
Ratio of expenses to
  average net assets.....           1.07%(b)     1.06%        1.06%        1.03%        1.00%        1.05%
Ratio of net investment
  income to average net
  assets.................           0.29%(b)     0.35%        0.10%        0.46%        0.56%        0.67%
Portfolio turnover
  rate**.................              8%          66%          61%         142%          49%          67%

 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.
(c)  LESS THAN $0.01 PER SHARE.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
SMALL CAP EQUITY FUND                                           OCTOBER 31, 2001
(UNAUDITED)

COMMON STOCKS (99.6%)
                                                       MARKET
                                           SHARES       VALUE
                                          ---------  -----------
AEROSPACE/DEFENSE (2.3%)
Alliant Techsystems, Inc. (b)...........     4,500   $   392,670
Armor Holdings, Inc. (b)................     8,000       194,240
Teledyne Technologies, Inc. (b).........     4,000        60,680
                                                     -----------
                                                         647,590
                                                     -----------
AIRLINES (0.8%)
Frontier Airlines, Inc. (b).............     4,500        49,230
SkyWest, Inc............................    10,000       183,000
                                                     -----------
                                                         232,230
                                                     -----------
APPAREL (0.9%)
Chico's FAS, Inc........................     7,500       195,000
Wolverine World Wide, Inc...............     5,000        73,650
                                                     -----------
                                                         268,650
                                                     -----------
AUTO PARTS (1.1%)
O'Reilly Automotive, Inc. (b)...........     8,000       226,080
Oshkosh Truck Corp......................     2,000        76,600
                                                     -----------
                                                         302,680
                                                     -----------
BANKING & FINANCIAL SERVICES (10.6%)
Chittenden Corp.........................     3,750        92,775
Commerce Bancorp, Inc...................     5,000       365,000
Cullen/Frost Bankers, Inc...............    10,000       269,600
Downey Financial Corp...................     6,000       210,840
East West Bancorp, Inc..................    10,000       225,900
First Midwest Bancorp, Inc..............    11,000       367,620
Hudson United Bancorp...................    12,000       311,880
Jefferies Group, Inc....................     5,000       165,850
Raymond James Financial, Inc............    10,000       292,300
Southwest Bancorporation of
  Texas, Inc. (b).......................     8,000       229,520
Sterling Bancshares, Inc................    13,500       160,785
TrustCo Bank Corp.......................    11,500       137,080
Washington Federal, Inc.................    11,000       249,150
                                                     -----------
                                                       3,078,300
                                                     -----------
BUILDING & CONSTRUCTION (4.9%)
ABM Industries, Inc.....................     3,000        81,900
D. R. Horton, Inc.......................    12,210       272,894
Florida Rock Industries, Inc............     6,000       169,200
Insituform Technologies, Inc. (b).......     9,000       172,440
Ryland Group, Inc.......................     3,000       160,500
Shaw Group, Inc. (b)....................     4,000       110,000
Simpson Manufacturing Co., Inc. (b).....     5,000       257,000
Toll Brothers, Inc. (b).................     5,000       155,800
                                                     -----------
                                                       1,379,734
                                                     -----------
BUSINESS EQUIPMENT & SERVICES (6.7%)
ADVO, Inc. (b)..........................     4,000       144,280
Brady Corp..............................     5,000       158,050
Cerner Corp. (b)........................     6,000       322,500
Copart, Inc. (b)........................    12,000       352,200
FactSet Research Systems, Inc...........     7,000       173,250
Fair Issac & Co., Inc...................     4,000       190,200
COMMON STOCKS, CONTINUED:
                                                       MARKET
                                           SHARES       VALUE
                                          ---------  -----------
Global Payments, Inc. (b)...............     7,000   $   209,650
Insight Enterprises, Inc. (b)...........    10,500       170,625
National Data Corp......................     6,000       211,200
                                                     -----------
                                                       1,931,955
                                                     -----------
CHEMICALS (3.0%)
Cambrex Corp............................     7,000       259,000
ChemFirst, Inc..........................     5,000       102,100
OM Group, Inc...........................     4,000       242,200
PolyOne Corp............................    15,000       128,250
Scotts Co. (b)..........................     3,000       120,930
                                                     -----------
                                                         852,480
                                                     -----------
COMMERCIAL SERVICES (2.1%)
F.Y.I., Inc. (b)........................     6,000       215,700
MAXIMUS, Inc. (b).......................     5,000       205,600
Tetra Technology, Inc. (b)..............     7,000       181,160
                                                     -----------
                                                         602,460
                                                     -----------
COMPUTER INDUSTRY (4.7%)
BARRA, Inc. (b).........................     6,500       300,625
Dendrite International, Inc. (b)........     7,000        69,440
FileNet Corp. (b).......................    10,000       145,700
HNC Software, Inc. (b)..................     8,000       138,400
Mercury Computer Systems, Inc. (b)......     4,000       188,640
Peregrine Systems, Inc. (b).............    10,000       144,400
RadiSys Corp. (b).......................     5,000        68,850
THQ, Inc. (b)...........................     6,000       298,800
                                                     -----------
                                                       1,354,855
                                                     -----------
CONSUMER GOODS & SERVICES (0.5%)
Tredegar Corp...........................     8,000       142,000
                                                     -----------
DISTRIBUTION/WHOLESALE (2.1%)
Hughes Supply, Inc......................     5,000       118,100
Nasch-Finch Co..........................     7,000       161,350
Performance Food Group Co. (b)..........     7,000       205,730
SCP Pool Corp. (b)......................     4,500       104,580
                                                     -----------
                                                         589,760
                                                     -----------
EDUCATION (0.3%)
Corinthian Colleges, Inc. (b)...........     2,000        73,060
                                                     -----------
ELECTRONIC COMPONENTS/INSTRUMENTS (5.9%)
Actel Corp. (b).........................     8,000       148,400
Alpha Industries, Inc. (b)..............     5,000       116,400
Benchmark Electronics, Inc. (b).........     5,000        85,250
Black Box Corp. (b).....................     5,500       247,665
Cable Design Technologies Corp. (b).....     8,000       102,240
Dupont Photomask, Inc. (b)..............     3,000       108,120
Harman International
  Industries, Inc.......................     7,000       231,350
Kulicke & Soffa
  Industries, Inc. (b)..................    10,000       151,700
Photronics, Inc. (b)....................     8,000       198,560
Technitrol, Inc.........................     7,000       174,160
Vicor Corp. (b).........................     8,000       123,280
                                                     -----------
                                                       1,687,125
                                                     -----------

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
SMALL CAP EQUITY FUND                                           OCTOBER 31, 2001
(UNAUDITED)

COMMON STOCKS, CONTINUED:
                                                       MARKET
                                           SHARES       VALUE
                                          ---------  -----------
ENERGY (6.9%)
Atwood Oceanics, Inc. (b)...............     4,000   $   122,040
Evergreen Resources, Inc. (b)...........     5,000       199,700
Massey Energy Co........................     8,000       164,000
Newfield Exploration Co. (b)............     8,000       278,480
Pogo Producing Co.......................    10,000       273,200
Stone Energy Corp. (b)..................     6,000       237,300
Veritas DGC, Inc. (b)...................     6,000        92,160
Vintage Petroleum, Inc..................    12,500       218,625
XTO Energy, Inc.........................    22,500       405,000
                                                     -----------
                                                       1,990,505
                                                     -----------
FOOD & BEVERAGES (3.0%)
American Italian Pasta Co. (b)..........     5,000       203,650
Constellation Brands, Inc. (b)..........     8,000       328,320
Smithfield Foods, Inc. (b)..............    16,000       336,800
                                                     -----------
                                                         868,770
                                                     -----------
HEALTH CARE (14.3%)
AdvancePCS (b)..........................     3,000       182,310
Arthrocare Corp. (b)....................     5,000        98,750
Cephalon, Inc. (b)......................     7,000       441,350
Coventry Health Care, Inc. (b)..........     6,000       128,640
Enzo Biochem, Inc. (b)..................     7,000       143,640
IDEXX Laboratories, Inc. (b)............    10,000       252,000
IMPATH, Inc. (b)........................     3,500       129,045
Medicis Pharmaceutical Corp. (b)........     5,000       288,450
Orthodontic Centers of
  America, Inc. (b).....................    10,000       252,300
Pharmaceutical Product
  Development, Inc. (b).................    10,000       266,700
Priority Healthcare Corp. (b)...........     9,000       260,010
Renal Care Group, Inc. (b)..............     8,000       251,200
ResMed, Inc. (b)........................     6,000       334,800
Syncor International Corp. (b)..........     7,000       203,000
Techne Corp. (b)........................     8,000       241,120
Universal Health Services, Inc. (b).....     8,000       323,120
Varian Medical Systems, Inc. (b)........     5,000       335,500
                                                     -----------
                                                       4,131,935
                                                     -----------
HOME FURNISHINGS (0.6%)
Ethan Allen Interiors, Inc..............     5,000       160,050
                                                     -----------
INSURANCE (0.8%)
Hilb, Rogal & Hamilton Co...............     4,000       231,720
                                                     -----------
LEISURE (1.8%)
Aztar Corp. (b).........................    20,000       287,000
Polaris Industries, Inc.................     5,000       224,800
                                                     -----------
                                                         511,800
                                                     -----------
MACHINERY & EQUIPMENT (2.6%)
Graco, Inc..............................     7,500       243,750
Helix Technology Corp...................     6,000       116,280
Manitowoc Co., Inc......................     3,000        82,500
Roper Industries, Inc...................     7,000       296,800
                                                     -----------
                                                         739,330
                                                     -----------
COMMON STOCKS, CONTINUED:
                                                       MARKET
                                           SHARES       VALUE
                                          ---------  -----------
METALS (2.1%)
Mueller Industries, Inc. (b)............     6,000   $   173,700
Reliance Steel & Aluminum Co............     8,500       196,775
SPS Technologies, Inc. (b)..............     4,000       119,600
Stillwater Mining Co. (b)...............     7,000       109,130
                                                     -----------
                                                         599,205
                                                     -----------
PACKAGING (0.7%)
AptarGroup, Inc.........................     7,000       210,700
                                                     -----------
RESTAURANTS (3.0%)
Applebee's International, Inc...........     7,500       225,750
CEC Entertainment, Inc. (b).............     4,000       154,960
Jack in the Box, Inc. (b)...............     6,000       147,600
Rare Hospitality
  International, Inc. (b)...............     5,000        91,150
Ruby Tuesday, Inc.......................    13,622       234,843
                                                     -----------
                                                         854,303
                                                     -----------
RETAIL (7.7%)
99 Cents Only Stores (b)................     5,000       177,750
AnnTaylor Stores Corp. (b)..............     5,000       110,000
Fleming Cos., Inc.......................     4,000        96,400
Fossil, Inc. (b)........................     8,000       145,120
Linens 'n Things, Inc. (b)..............     8,000       145,600
Men's Wearhouse, Inc. (b)...............     8,000       158,960
Pacific Sunwear of
  California, Inc. (b)..................     6,000        82,500
Pier 1 Imports, Inc.....................    20,000       220,200
Regis Corp..............................     8,000       170,080
Stein Mart, Inc. (b)....................    15,000       119,550
Timberland Co. (b)......................     8,000       259,840
Whole Foods Market, Inc. (b)............    10,000       347,500
Zale Corp. (b)..........................     7,000       200,340
                                                     -----------
                                                       2,233,840
                                                     -----------
SEMICONDUCTOR EQUIPMENT (1.1%)
Axcelis Technologies, Inc (b)...........    12,000       157,320
Brooks Automation, Inc. (b).............     5,000       161,400
                                                     -----------
                                                         318,720
                                                     -----------
TECHNOLOGY (1.4%)
Kronos, Inc. (b)........................     2,000       114,780
Zebra Technologies Corp. --
  Class A (b)...........................     6,000       276,420
                                                     -----------
                                                         391,200
                                                     -----------
TELECOMMUNICATIONS-EQUIPMENT (0.6%)
Anixter International, Inc. (b).........     7,000       173,600
                                                     -----------
TRANSPORTATION & SHIPPING (2.2%)
Forward Air (b).........................     4,000       105,320
Heartland Express, Inc. (b).............     4,000        94,000
Landstar System, Inc. (b)...............     4,000       286,680
Roadway Express, Inc....................     5,000       136,250
                                                     -----------
                                                         622,250
                                                     -----------
UTILITIES (4.6%)
Atmos Energy Corp.......................     5,000       107,750
Energen Corp............................    10,000       245,000

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
SMALL CAP EQUITY FUND                                           OCTOBER 31, 2001
(UNAUDITED)

COMMON STOCKS, CONTINUED
                                           SHARES
                                             OR
                                          PRINCIPAL    MARKET
                                           AMOUNT       VALUE
                                          ---------  -----------
New Jersey Resources Corp...............     4,000   $   180,000
Northwest Natural Gas Co................     9,000       215,100
NorthWestern Corp.......................     6,000       115,500
Philadelphia Suburban Corp..............     8,000       228,000
Piedmont Natural Gas Co., Inc...........     7,000       222,600
                                                     -----------
                                                       1,313,950
                                                     -----------
TOTAL COMMON STOCKS
  (Cost $27,468,421)...............................   28,494,757
                                                     -----------

INVESTMENT COMPANIES (0.7%)
Goldman Sachs Financial Square Prime
  Money Market Fund.....................   102,567   $   102,567
Provident Institutional Temporary
  Investment Fund.......................   102,566       102,566
                                                     -----------
TOTAL INVESTMENT COMPANIES (Cost $205,133).........      205,133
                                                     -----------

RIGHTS (0.0%)
                                                       MARKET
                                           SHARES       VALUE
                                          ---------  -----------
Elan Corp. PLC (b)......................     8,000   $     1,120
                                                     -----------
TOTAL RIGHTS
  (Cost $0)........................................        1,120
                                                     -----------
TOTAL INVESTMENTS
  (Cost $27,673,554) (a) -- 100.0%.................   28,701,010
Liabilities in excess of other assets -- 0.0%......       (5,176)
                                                     -----------
NET ASSETS -- 100.0%...............................  $28,695,834
                                                     ===========

---------

(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $   4,467,279
Unrealized depreciation...     (3,439,823)
                            -------------
Net unrealized
  appreciation............  $   1,027,456
                            =============

(b)  Represents non-income producing securities.
PLC -- Public Limited Company

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
SMALL CAP EQUITY FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2001

ASSETS:
Investments, at value (cost
  $27,673,554)..........................                $  28,701,010
Interest and dividends receivable.......                        9,058
Receivable for capital shares issued....                        3,153
Deferred organization costs.............                        2,572
                                                        -------------
  TOTAL ASSETS..........................                   28,715,793
LIABILITIES:
Payable for capital shares redeemed.....  $      3,312
Accrued expenses and other payables:
  Investment advisory fees..............         3,376
  Administration fees...................           723
  Distribution fees.....................         3,861
  Other.................................         8,687
                                          ------------
  TOTAL LIABILITIES.....................                       19,959
                                                        -------------
NET ASSETS:
Capital.................................                   28,825,209
Accumulated dividends in excess of net
  investment income.....................                     (376,746)
Accumulated net realized loss from
  investment transactions...............                     (780,085)
Net unrealized appreciation from
  investments...........................                    1,027,456
                                                        -------------
NET ASSETS..............................                $  28,695,834
                                                        =============
Class A
  Net Assets............................                $   5,032,170
  Shares................................                      479,861
  Redemption price per share............                $       10.49
                                                        =============
Maximum Sales Charge--Class A...........                         4.50%
  Maximum Offering Price per share
    (100%/(100% - Maximum Sales Charge)
    of net asset value adjusted to the
    nearest cent).......................                $       10.98
                                                        =============
  Class B
    Net Assets..........................                $   3,296,537
    Shares..............................                      327,429
    Offering price per share*...........                $       10.07
                                                        =============
  Class C
    Net Assets..........................                $  20,367,127
    Shares..............................                    1,923,203
    Offering and redemption price per
      share.............................                $       10.59
                                                        =============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2001

INVESTMENT INCOME:
Dividend income.........................               $     106,376
                                                       -------------
EXPENSES:
Investment advisory fees................  $   110,763
Administration fees.....................       23,735
Distribution fees--Class A..............       14,110
Distribution fees--Class B..............       19,013
Custodian fees..........................        3,957
Fund accounting fees....................       19,352
Transfer agent fees.....................       24,714
Other...................................       21,987
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                     237,631
  Expenses voluntarily reduced..........                      (7,055)
                                                       -------------
  Net Expenses..........................                     230,576
                                                       -------------
NET INVESTMENT LOSS.....................                    (124,200)
                                                       -------------
REALIZED/UNREALIZED (LOSS) FROM INVESTMENTS:
Net realized (loss) from investment
  transactions..........................                  (1,361,951)
Change in unrealized (depreciation) from
  investments...........................                  (1,408,734)
                                                       -------------
Net realized/unrealized (loss) from
  investments...........................                  (2,770,685)
                                                       -------------
Change in net assets resulting from
  operations............................               $  (2,894,885)
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
SMALL CAP EQUITY FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX       FOR THE
                                           MONTHS ENDED     YEAR ENDED
                                           OCTOBER 31,      APRIL 30,
                                               2001            2001
                                          --------------  --------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment (loss).................  $     (124,200) $     (252,546)
  Net realized gains (losses) from
    investment transactions.............      (1,361,951)      2,501,311
  Change in unrealized (depreciation)
    from investments....................      (1,408,734)     (2,400,113)
                                          --------------  --------------
Change in net assets resulting from
  operations............................      (2,894,885)       (151,348)
                                          --------------  --------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net realized gains from
    investment transactions.............              --        (490,666)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net realized gains from
    investment transactions.............              --        (328,552)
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net realized gains from
    investment transactions.............              --      (1,535,220)
                                          --------------  --------------
Change in net assets from shareholder
  dividends.............................              --      (2,354,438)
                                          --------------  --------------
Change in net assets from capital
  transactions..........................      (1,315,688)      3,307,961
                                          --------------  --------------
Change in net assets....................      (4,210,573)        802,175
NET ASSETS:
  Beginning of period...................      32,906,407      32,104,232
                                          --------------  --------------
  End of period.........................  $   28,695,834  $   32,906,407
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
SMALL CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                             FOR THE SIX                                              FOR THE
                             MONTHS ENDED       FOR THE YEAR ENDED APRIL 30,        PERIOD ENDED
                             OCTOBER 31,     -----------------------------------     APRIL 30,
                                 2001          2001         2000         1999         1998 (A)
                             ------------    ---------    ---------    ---------    ------------
                             (UNAUDITED)
Net Asset Value,               $ 11.56        $ 12.50      $ 12.69      $ 14.99       $ 10.00
  Beginning of Period....
                               -------        -------      -------      -------       -------
Investment Activities
  Net investment income
    (loss)...............        (0.05)         (0.11)       (0.09)       (0.06)         0.03
  Net realized and
    unrealized gains
    (losses) from
    investments..........        (1.02)          0.08         2.31        (1.20)         5.87
                               -------        -------      -------      -------       -------
  Total from Investment
    Activities...........        (1.07)         (0.03)        2.22        (1.26)         5.90
                               -------        -------      -------      -------       -------
Dividends
  Net investment
    income...............           --             --           --           --         (0.03)
  In excess of net
    investment income....           --             --           --           --         (0.01)
  Net realized gains.....           --          (0.91)       (2.41)       (1.04)        (0.87)
                               -------        -------      -------      -------       -------
  Total Dividends........           --          (0.91)       (2.41)       (1.04)        (0.91)
                               -------        -------      -------      -------       -------
Net Asset Value, End of
  Period.................      $ 10.49        $ 11.56      $ 12.50      $ 12.69       $ 14.99
                               =======        =======      =======      =======       =======
TOTAL RETURN (EXCLUDES
  SALES CHARGE)..........        (9.26%)(b)     (0.43%)      19.97%       (8.05%)       60.75%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $ 5,032        $ 5,870      $ 6,881      $ 3,046       $ 3,000
Ratio of expenses to
  average net assets.....         1.54%(c)       1.49%        1.46%        1.48%         1.46%(c)
Ratio of net investment
  income (loss) to
  average net assets.....        (0.87%)(c)     (0.85%)      (0.80%)      (0.43%)        0.09%(c)
Ratio of expenses to
  average net assets*....         1.79%(c)       1.74%        1.71%        1.73%         1.82%(c)
Portfolio turnover
  rate**.................           14%            71%         258%         130%           71%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                             FOR THE SIX                                              FOR THE
                             MONTHS ENDED       FOR THE YEAR ENDED APRIL 30,        PERIOD ENDED
                             OCTOBER 31,     -----------------------------------     APRIL 30,
                                 2001          2001         2000         1999         1998 (A)
                             ------------    ---------    ---------    ---------    ------------
                             (UNAUDITED)
Net Asset Value,               $ 11.14        $ 12.17      $ 12.50      $ 14.90       $ 10.00
  Beginning of Period....
                               -------        -------      -------      -------       -------
Investment Activities
  Net investment loss....        (0.09)         (0.19)       (0.20)       (0.14)        (0.03)
  Net realized and
    unrealized gains
    (losses) from
    investments..........        (0.98)          0.07         2.28        (1.22)         5.82
                               -------        -------      -------      -------       -------
  Total from Investment
    Activities...........        (1.07)         (0.12)        2.08        (1.36)         5.79
                               -------        -------      -------      -------       -------
Dividends
  In excess of net
    investment income....           --             --           --           --         (0.02)
  Net realized gains.....           --          (0.91)       (2.41)       (1.04)        (0.87)
                               -------        -------      -------      -------       -------
  Total Dividends........           --          (0.91)       (2.41)       (1.04)        (0.89)
                               -------        -------      -------      -------       -------
Net Asset Value, End of
  Period.................      $ 10.07        $ 11.14      $ 12.17      $ 12.50       $ 14.90
                               =======        =======      =======      =======       =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....        (9.61%)(b)     (1.20%)      19.09%       (8.79%)       59.50%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $ 3,297        $ 4,159      $ 4,578      $ 5,108       $ 4,938
Ratio of expenses to
  average net assets.....         2.29%(c)       2.24%        2.21%        2.23%         2.21%(c)
Ratio of net investment
  loss to average net
  assets.................        (1.62%)(c)     (1.60%)      (1.53%)      (1.19%)       (0.66%)(c)
Ratio of expenses to
  average net assets*....       (d)            (d)          (d)          (d)             2.32%(c)
Portfolio turnover
  rate**.................           14%            71%         258%         130%           71%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                                   CONTINUED

CENTURA FUNDS, INC.
SMALL CAP EQUITY FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS C

                             FOR THE SIX                                              FOR THE
                             MONTHS ENDED       FOR THE YEAR ENDED APRIL 30,        PERIOD ENDED
                             OCTOBER 31,     -----------------------------------     APRIL 30,
                                 2001          2001         2000         1999         1998 (A)
                             ------------    ---------    ---------    ---------    ------------
                             (UNAUDITED)
Net Asset Value,               $ 11.66        $ 12.57      $ 12.72      $ 14.99       $ 10.00
  Beginning of Period....
                               -------        -------      -------      -------       -------
Investment Activities
  Net investment income
    (loss)...............        (0.04)         (0.06)       (0.07)       (0.02)         0.06
  Net realized and
    unrealized gain
    (loss) from
    investments..........        (1.03)          0.06         2.33        (1.21)         5.86
                               -------        -------      -------      -------       -------
  Total from Investment
    Activities...........        (1.07)            --         2.26        (1.23)         5.92
                               -------        -------      -------      -------       -------
Dividends
  Net investment
    income...............           --             --           --           --         (0.06)
  Net realized gain......           --          (0.91)       (2.41)       (1.04)        (0.87)
                               -------        -------      -------      -------       -------
  Total Dividends........           --          (0.91)       (2.41)       (1.04)        (0.93)
                               -------        -------      -------      -------       -------
Net Asset Value, End of
  Period.................      $ 10.59        $ 11.66      $ 12.57      $ 12.72       $ 14.99
                               =======        =======      =======      =======       =======
TOTAL RETURN.............        (9.18%)(b)     (0.17%)      20.24%       (7.84%)       60.98%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $20,367        $22,877      $20,645      $30,057       $31,583
Ratio of expenses to
  average net assets.....         1.29%(c)       1.24%        1.21%        1.23%         1.16%(c)
Ratio of net investment
  income (loss) to
  average net assets.....        (0.62%)(c)     (0.60%)      (0.51%)      (0.19%)        0.46%(c)
Ratio of expenses to
  average net assets*....       (d)            (d)          (d)          (d)             1.27%(c)
Portfolio turnover
  rate**.................           14%            71%         258%         130%           71%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1998.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
GOVERNMENT INCOME FUND                                          OCTOBER 31, 2001
(UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATIONS (97.0%)
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
FEDERAL FARM CREDIT BANK (14.3%)
6.88%, 5/1/02...........................  $5,500,000  $ 5,630,625
                                                      -----------
FEDERAL HOME LOAN BANK (5.3%)
5.38%, 1/5/04...........................   2,000,000    2,105,000
                                                      -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION (54.4%)
6.25%, 7/15/04..........................   5,000,000    5,400,000
7.00%, 7/15/05..........................   1,000,000    1,112,500
5.75%, 3/15/09..........................   5,000,000    5,350,000
6.63%, 9/15/09..........................   7,000,000    7,927,500
6.00%, 6/15/11..........................   1,500,000    1,629,375
                                                      -----------
                                                       21,419,375
                                                      -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (23.0%)
6.25%, 11/15/02.........................   4,000,000    4,167,640
6.50%, 8/15/04..........................   4,500,000    4,898,205
                                                      -----------
                                                        9,065,845
                                                      -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $35,094,441)................................   38,220,845
                                                      -----------

INVESTMENT COMPANIES (1.8%)
                                                        MARKET
                                            SHARES       VALUE
                                          ----------  -----------
Goldman Financial Square Treasury Short
  Term Money Market Fund................     346,360  $   346,360
Provident Institutional Temporary
  Investment Fund.......................     346,360      346,360
                                                      -----------
TOTAL INVESTMENT COMPANIES
  (Cost $692,720)...................................      692,720
                                                      -----------
TOTAL INVESTMENTS
  (Cost $35,787,161) (a) -- 98.8%...................   38,913,565
Other assets in excess of liabilities -- 1.2%.......      469,578
                                                      -----------
TOTAL NET ASSETS -- 100.0%..........................  $39,383,143
                                                      ===========

---------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $  3,126,404
Unrealized depreciation...            --
                            ------------
Net unrealized
  appreciation............  $  3,126,404
                            ============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
GOVERNMENT INCOME FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2001

ASSETS:
Investments, at value (cost
  $35,787,161)..........................                $  38,913,565
Interest and dividends receivable.......                      647,504
Receivable for capital shares issued....                        4,806
Prepaid expenses and other assets.......                        2,198
                                                        -------------
  TOTAL ASSETS..........................                   39,568,073

LIABILITIES:
Dividends payable.......................  $    171,972
Accrued expenses and other payables:
  Investment advisory fees..............         1,927
  Administration fees...................           964
  Distribution fees.....................         1,455
  Other.................................         8,612
                                          ------------
  TOTAL LIABILITIES.....................                      184,930
                                                        -------------

NET ASSETS:
Capital.................................                   38,763,242
Accumulated net realized (loss) from
  investment transactions...............                   (2,506,503)
Net unrealized appreciation from
  investments...........................                    3,126,404
                                                        -------------
NET ASSETS..............................                $  39,383,143
                                                        =============

Class A
  Net Assets............................                $   5,682,262
  Shares................................                      536,929
  Redemption price per share............                $       10.58
                                                        =============
    Maximum Sales Charge--Class A.......                         2.75%
      Maximum Offering Price per share
        (100%/(100% - Maximum Sales
        Charge) of net asset value
        adjusted to the nearest cent)...                $       10.88
                                                        =============

  Class B
    Net Assets..........................                $     475,289
    Shares..............................                       44,946
    Offering price per share*...........                $       10.57
                                                        =============

  Class C
    Net Assets..........................                $  33,225,592
    Shares..............................                    3,139,121
    Offering and redemption price per
      share.............................                $       10.58
                                                        =============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2001

INVESTMENT INCOME:
Interest income.........................               $   1,235,150
Dividend income.........................                       8,963
                                                       -------------
  TOTAL INCOME..........................                   1,244,113

EXPENSES:
Investment advisory fees................  $    60,662
Administration fees.....................       30,331
Distribution fees--Class A..............       13,228
Distribution fees--Class B..............        1,732
Custodian fees..........................        5,057
Fund accounting fees....................       16,203
Transfer agent fees.....................       13,945
Other...................................       22,137
                                          -----------

  Total expenses before voluntary fee
    reductions..........................                     163,295
  Expenses voluntarily reduced..........                      (7,047)
                                                       -------------
  Net Expenses..........................                     156,248
                                                       -------------
NET INVESTMENT INCOME...................                   1,087,865
                                                       -------------

REALIZED/UNREALIZED GAIN FROM INVESTMENTS:
Net realized gain from investment
  transactions..........................                     167,712
Change in unrealized appreciation from
  investments...........................                   1,563,001
                                                       -------------
Net realized/unrealized gain from
  investments...........................                   1,730,713
                                                       -------------
Change in net assets resulting from
  operations............................               $   2,818,578
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
GOVERNMENT INCOME FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX       FOR THE
                                           MONTHS ENDED     YEAR ENDED
                                           OCTOBER 31,      APRIL 30,
                                               2001            2001
                                          --------------  --------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................  $    1,087,865  $    2,571,209
  Net realized gains (losses) from
    investment transactions.............         167,712        (808,914)
  Change in unrealized appreciation from
    investments.........................       1,563,001       2,798,998
                                          --------------  --------------
Change in net assets resulting from
  operations............................       2,818,578       4,561,293
                                          --------------  --------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............        (136,513)       (258,355)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net investment income............          (8,102)        (13,255)
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net investment income............        (943,250)     (2,299,599)
                                          --------------  --------------

Change in net assets from shareholder
  dividends.............................      (1,087,865)     (2,571,209)
                                          --------------  --------------
Change in net assets from capital
  transactions..........................      (1,668,486)    (10,879,588)
                                          --------------  --------------
Change in net assets....................          62,227      (8,889,504)
NET ASSETS:
  Beginning of period...................      39,320,916      48,210,420
                                          --------------  --------------
  End of period.........................  $   39,383,143  $   39,320,916
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
GOVERNMENT INCOME FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2001          2001         2000         1999         1998         1997
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $ 10.14        $  9.66      $ 10.03      $ 10.19      $  9.94      $ 10.01
  Beginning of Period....
                               -------        -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............         0.27           0.56         0.50         0.50         0.55         0.56
  Net realized and
    unrealized gains
    (losses) from
    investments..........         0.44           0.48        (0.33)        0.04         0.25        (0.07)
                               -------        -------      -------      -------      -------      -------
  Total from Investment
    Activities...........         0.71           1.04         0.17         0.54         0.80         0.49
                               -------        -------      -------      -------      -------      -------
Dividends
  Net investment
    income...............        (0.27)         (0.56)       (0.50)       (0.50)       (0.55)       (0.56)
  Net realized gains.....           --             --        (0.04)       (0.20)          --           --
                               -------        -------      -------      -------      -------      -------
  Total Dividends........        (0.27)         (0.56)       (0.54)       (0.70)       (0.55)       (0.56)
                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................      $ 10.58        $ 10.14      $  9.66      $ 10.03      $ 10.19      $  9.94
                               =======        =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  SALES CHARGE)..........         7.08%(a)      11.01%        1.73%        5.38%        8.21%        5.07%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $ 5,682        $ 5,139      $ 4,493      $   678      $   531      $   481
Ratio of expenses to
  average net assets.....         0.98%(b)       0.93%        0.88%        0.84%        0.84%        0.82%
Ratio of net investment
  income to average net
  assets.................         5.16%(b)       5.61%        5.13%        4.85%        5.42%        5.63%
Ratio of expenses to
  average net assets*....         1.23%(b)       1.18%        1.13%        1.09%        1.09%        1.07%
Portfolio turnover
  rate**.................           11%           103%          60%         104%         121%          26%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2001          2001         2000         1999         1998         1997
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $ 10.13        $  9.66      $ 10.03      $ 10.18      $  9.94      $ 10.01
  Beginning of Period....
                               -------        -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............         0.24           0.51         0.45         0.45         0.50         0.50
  Net realized and
    unrealized gains
    (losses) from
    investments..........         0.44           0.47        (0.33)        0.05         0.24        (0.07)
                               -------        -------      -------      -------      -------      -------
  Total from Investment
    Activities...........         0.68           0.98         0.12         0.50         0.74         0.43
                               -------        -------      -------      -------      -------      -------
Dividends
  Net investment
    income...............        (0.24)         (0.51)       (0.45)       (0.45)       (0.50)       (0.50)
  Net realized gains.....           --             --        (0.04)       (0.20)          --           --
                               -------        -------      -------      -------      -------      -------
  Total Dividends........        (0.24)         (0.51)       (0.49)       (0.65)       (0.50)       (0.50)
                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................      $ 10.57        $ 10.13      $  9.66      $ 10.03      $ 10.18      $  9.94
                               =======        =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....         6.82%(a)      10.36%        1.23%        4.96%        7.58%        4.46%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $   475        $   323      $   232      $   195      $   131      $   194
Ratio of expenses to
  average net assets.....         1.49%(b)       1.43%        1.38%        1.35%        1.36%        1.40%
Ratio of net investment
  income to average net
  assets.................         4.67%(b)       5.13%        4.63%        4.32%        4.93%        5.04%
Ratio of expenses to
  average net assets*....         1.74%(b)       1.68%        1.63%        1.60%        1.61%        1.65%
Portfolio turnover
  rate**.................           11%           103%          60%         104%         121%          26%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.

                                   CONTINUED

CENTURA FUNDS, INC.
GOVERNMENT INCOME FUND

Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS C

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2001          2001         2000         1999         1998         1997
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $ 10.14        $  9.66      $ 10.03     $  10.19     $   9.94     $  10.01
  Beginning of Period....
                               -------        -------      -------     --------     --------     --------
Investment Activities
  Net investment
    income...............         0.28           0.58         0.53         0.52         0.57         0.59
  Net realized and
    unrealized gains
    (losses) from
    investments..........         0.44           0.48        (0.33)        0.04         0.25        (0.07)
                               -------        -------      -------     --------     --------     --------
  Total from Investment
    Activities...........         0.72           1.06         0.20         0.56         0.82         0.52
                               -------        -------      -------     --------     --------     --------
Dividends
  Net investment
    income...............        (0.28)         (0.58)       (0.53)       (0.52)       (0.57)       (0.59)
  Net realized gains.....           --             --        (0.04)       (0.20)          --           --
                               -------        -------      -------     --------     --------     --------
  Total Dividends........        (0.28)         (0.58)       (0.57)       (0.72)       (0.57)       (0.59)
                               -------        -------      -------     --------     --------     --------
Net Asset Value, End of
  Period.................      $ 10.58        $ 10.14      $  9.66     $  10.03     $  10.19     $   9.94
                               =======        =======      =======     ========     ========     ========
TOTAL RETURN.............         7.21%(a)      11.29%        1.99%        5.64%        8.48%        5.33%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $33,226        $33,859      $43,486     $118,640     $131,068     $119,434
Ratio of expenses to
  average net assets.....         0.73%(b)       0.68%        0.63%        0.59%        0.59%        0.58%
Ratio of net investment
  income to average net
  assets.................         5.42%(b)       5.87%        5.31%        5.11%        5.68%        5.88%
Portfolio turnover
  rate**.................           11%           103%          60%         104%         121%          26%

 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
QUALITY INCOME FUND                                             OCTOBER 31, 2001
(UNAUDITED)

ASSET BACKED SECURITIES (3.2%)
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
BANKING & FINANCIAL SERVICES (3.2%)
CIT RV Trust, Series 1999-A, Class A3,
  5.96%, 4/15/11........................  $  530,000  $   549,075
Discover Card Master Trust 1, Series
  1999-2, Class B, 6.10%, 10/15/04......     750,000      765,360
Fingerhut Master Trust, Series 1998-1,
  Class B, 6.29%, 2/15/02...............     600,000      604,824
Green Tree Recreational, Equipment &
  Consumer Trust, Series 1997-C,
  Class A1, 6.49%, 2/15/18..............     180,634      188,493
The Money Store Equity Trust,
  Class 1996-A, Series A, 7.36%,
  3/15/24...............................     433,286      451,233
WFS Financial Owner Trust,
  Series 1999-B, Class A3, 6.32%,
  10/20/03..............................     176,840      179,984
                                                      -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $2,670,374).................................    2,738,969
                                                      -----------
CORPORATE BONDS (59.2%)
AIRLINES (1.2%)
American Airlines, Inc., Series 99-1,
  7.02%, 10/15/09.......................   1,000,000    1,027,305
                                                      -----------
AUTOMOTIVE (2.5%)
DaimlerChrysler, 6.90%, 9/1/04..........   1,000,000    1,054,433
General Motors Corp., 7.10%, 3/15/06....   1,000,000    1,037,500
                                                      -----------
                                                        2,091,933
                                                      -----------
BANKING & FINANCIAL SERVICES (21.2%)
American Financial Group, 7.13%,
  4/15/09...............................   1,000,000      977,500
BankAmerica Corp., 6.38%, 2/15/08.......   1,000,000    1,056,250
BB&T Corp., 6.38%, 6/30/05..............   1,000,000    1,055,000
Bear Stearns Co., Inc., 6.15%, 3/2/04...   1,000,000    1,051,250
Bear Stearns Co., Inc., 7.63%, 12/7/09..   1,000,000    1,096,250
Capital One Bank Co., 6.65%, 3/15/04....   1,000,000    1,026,250
First Union Corp, 8.00%, 11/15/02.......     750,000      788,438
Ford Motor Credit Co., 7.38%, 2/1/11....   1,000,000    1,016,250
General Motors Acceptance Corp., 8.38%,
  2/22/05...............................   1,000,000    1,086,250
KeyCorp, 6.75%, 3/15/06.................   1,000,000    1,061,250
Lehman Brothers Holdings, 7.75%,
  1/15/05...............................   1,250,000    1,359,374
Merrill Lynch & Co. Inc., 6.38%,
  10/15/08..............................   1,000,000    1,052,500
PNC Funding Corp., 6.13%, 9/1/03........   1,000,000    1,051,250
Suntrust Bank, Inc., 6.25%, 6/1/08......   1,000,000    1,052,500
Suntrust Bank, Inc., 6.38%, 4/1/11......     500,000      526,250
U.S. Bancorp., 8.00%, 7/2/04............   1,000,000    1,100,000
Wachovia Corp., 7.45%, 7/15/05..........   1,000,000    1,092,500
Washington Mutual, Inc., 8.25%,
  10/1/02...............................     500,000      521,875
                                                      -----------
                                                       17,970,937
                                                      -----------
CORPORATE BONDS, CONTINUED:
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
BEVERAGES -- NON-ALCOHOLIC (1.2%)
COCA-COLA Enterprises, 5.38%, 8/15/06...  $1,000,000  $ 1,036,250
                                                      -----------
CABLE (1.6%)
Tele-Communications, Inc., 9.65%,
  10/1/03...............................   1,275,000    1,348,313
                                                      -----------
CHEMICALS (2.6%)
E.I. Du Pont de Nemours & Co., 8.25%,
  9/15/06...............................   1,000,000    1,172,500
PPG Industries, Inc., 6.75%, 8/15/04....   1,000,000    1,066,250
                                                      -----------
                                                        2,238,750
                                                      -----------
COMMERCIAL SERVICES (1.3%)
Hertz Corp., 7.63%, 8/15/07.............   1,000,000    1,076,250
                                                      -----------
FOREIGN AGENCY (2.5%)
Ontario Province, 5.50%, 10/1/08........   1,000,000    1,051,250
Quebec Province, 7.00%, 1/30/07.........   1,000,000    1,115,000
                                                      -----------
                                                        2,166,250
                                                      -----------
HEALTH CARE (1.2%)
American Home Products Corp., 6.25%,
  3/15/06...............................   1,000,000    1,061,250
                                                      -----------
INSURANCE (2.6%)
AIG SunAmerica, MTN, 5.75%, 2/16/09.....   1,000,000    1,032,390
John Hancock Global, 7.90%,
  7/2/10 (b)............................   1,000,000    1,147,500
                                                      -----------
                                                        2,179,890
                                                      -----------
MEDIA (1.2%)
Time Warner, Inc., 6.10%,
  12/30/01 (b)..........................   1,000,000    1,003,689
                                                      -----------
OIL/GAS (2.2%)
Conoco, Inc., 5.90%, 4/15/04............   1,000,000    1,042,500
Enron Corp., 7.88%, 6/15/03.............   1,000,000      822,500
                                                      -----------
                                                        1,865,000
                                                      -----------
PAPER PRODUCTS (1.2%)
Fort James Corp., 6.50%, 9/15/02........   1,000,000    1,016,250
                                                      -----------
REAL ESTATE (1.2%)
Simon Property Group, Inc.,
  Series MTN, 7.13%, 6/24/05............   1,000,000    1,051,250
                                                      -----------
RESTAURANTS (0.6%)
Darden Restaurants, Inc., 8.38%,
  9/15/05...............................     500,000      544,375
                                                      -----------
RETAIL (3.6%)
Hasbro, Inc., 7.95%, 3/15/03............   1,000,000      997,500
Safeway, Inc., 5.88%, 11/15/01..........     500,000      500,461
Sears Roebuck & Co., 8.51%, 12/27/01....     500,000      503,504
Target Corp., 7.50%, 2/15/05............   1,000,000    1,108,750
                                                      -----------
                                                        3,110,215
                                                      -----------

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
QUALITY INCOME FUND                                             OCTOBER 31, 2001
(UNAUDITED)

CORPORATE BONDS, CONTINUED
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
TELECOMMUNICATIONS (4.4%)
AT&T Canada, Inc., 7.65%, 9/15/06.......  $1,000,000  $   652,500
Qwest Capital Funding, 6.25%, 7/15/05...   1,000,000    1,037,500
Sprint Capital Corp., 6.38%, 5/1/09.....   1,000,000      991,250
WorldCom, Inc., 7.55%, 4/1/04...........   1,000,000    1,060,179
                                                      -----------
                                                        3,741,429
                                                      -----------
TEXTILES (0.6%)
VF Corp., 8.10%, 10/1/05................     500,000      550,625
                                                      -----------
TOBACCO (0.3%)
Philip Morris, 7.13%, 8/15/02...........     250,000      257,188
                                                      -----------
TRANSPORTATION & SHIPPING (3.4%)
Atlas Air, Inc., 7.20%, 1/2/19..........     937,328      875,000
Burlington Northern Santa Fe, Series H
  9.25%, 10/1/06........................   1,000,000    1,170,000
Norfolk Southern Corp., 6.95%, 5/01/02..     810,000      826,200
                                                      -----------
                                                        2,871,200
                                                      -----------
UTILITIES (6.4%)
Dominion Resources, Inc. Series A,
  8.13%, 6/15/10........................   1,000,000    1,143,750
Niagra Mohawk Power Co., 7.75%,
  5/15/06...............................   1,000,000    1,107,500
                                                      -----------
                                                        2,251,250
                                                      -----------
TOTAL CORPORATE BONDS (Cost $48,156,597)               50,459,599
                                                      -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (32.2%)
                                            SHARES
                                              OR
                                          PRINCIPAL     MARKET
                                            AMOUNT       VALUE
                                          ----------  -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION (21.8%)
7.00%, 3/15/10..........................  $3,000,000  $ 3,461,550
5.63%, 3/15/11..........................   1,000,000    1,055,000
5.50%, 9/15/11..........................   4,000,000    4,190,000
6.75%, 9/15/29..........................   7,000,000    8,121,820
6.75%, 3/15/31..........................   1,500,000    1,740,000
                                                      -----------
                                                       18,568,370
                                                      -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (7.2%)
7.25%, 5/15/30..........................   5,000,000    6,168,750
                                                      -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (3.2%)
8.00%, 8/1/31...........................   2,551,905    2,703,383
                                                      -----------
TENNESSEE VALLEY AUTHORITIES (3.8%)
6.25%, 12/15/17, Series E...............   3,000,000    3,225,000
                                                      -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $27,094,001)................................   30,665,503
                                                      -----------

INVESTMENT COMPANIES (0.7%)
Goldman Sachs Financial Square Prime
  Money Market Fund.....................     298,001      298,001
Provident Institutional Temporary
  Investment Fund.......................     298,001      298,001
                                                      -----------
TOTAL INVESTMENT COMPANIES
  (Cost $596,002)...................................      596,002
                                                      -----------
TOTAL INVESTMENTS
  (Cost $78,516,974) (a) -- 99.1%                      84,460,072
Other assets in excess of liabilities -- 0.9%.......      784,440
                                                      -----------
NET ASSETS -- 100.0%................................  $85,244,512
                                                      ===========

---------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $   6,542,285
Unrealized depreciation...       (599,187)
                            -------------
Net unrealized
  appreciation............  $   5,943,098
                            =============

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures approved by the Board of Directors.

MTN -- Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
QUALITY INCOME FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2001

ASSETS:
Investments, at value (cost
  $78,516,974)..........................                $  84,460,072
Interest and dividends receivable.......                    1,198,370
Prepaid expenses and other assets.......                        3,399
                                                        -------------
  TOTAL ASSETS..........................                   85,661,841
LIABILITIES:
Dividends payable.......................  $    388,112
Accrued expenses and other payables:
  Investment advisory fees..............         8,315
  Administration fees...................         2,079
  Distribution fees.....................           175
  Other.................................        18,648
                                          ------------
  TOTAL LIABILITIES.....................                      417,329
                                                        -------------
NET ASSETS:
Capital.................................                   78,742,269
Accumulated undistributed net investment
  income................................                        4,068
Accumulated net realized gain from
  investment transactions...............                      555,077
Net unrealized appreciation from
  investments...........................                    5,943,098
                                                        -------------
NET ASSETS..............................                $  85,244,512
                                                        =============
Class A
  Net Assets............................                $     510,549
  Shares................................                       48,405
  Redemption price per share............                $       10.55
                                                        =============
Maximum Sales Charge--Class A...........                         2.75%
  Maximum Offering Price per share
    (100%/(100% - Maximum Sales Charge)
    of net asset value adjusted to the
    nearest cent).......................                $       10.85
                                                        =============
Class B
  Net Assets............................                $     112,413
  Shares................................                       10,660
  Offering price per share*.............                $       10.55
                                                        =============
Class C
  Net Assets............................                $  84,621,550
  Shares................................                    8,025,045
  Offering and redemption price per
    share...............................                $       10.54
                                                        =============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2001

INVESTMENT INCOME:
Interest income.........................               $   2,707,845
Dividend income.........................                      15,011
                                                       -------------
  TOTAL INCOME..........................                   2,722,856
EXPENSES:
Investment advisory fees................  $   248,938
Administration fees.....................       62,234
Distribution fees--Class A..............        1,076
Distribution fees--Class B..............          387
Custodian fees..........................       10,372
Fund accounting fees....................       20,506
Transfer agent fees.....................       17,039
Other...................................       27,820
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                     388,372
  Expenses voluntarily reduced..........                        (642)
                                                       -------------
  Net Expenses..........................                     387,730
                                                       -------------
NET INVESTMENT INCOME...................                   2,335,126
                                                       -------------
REALIZED/UNREALIZED GAIN FROM INVESTMENTS:
Net realized gain from investment
  transactions..........................                     220,389
Change in unrealized appreciation from
  investments...........................                   3,652,147
                                                       -------------
Net realized/unrealized gain from
  investments...........................                   3,872,536
                                                       -------------
Change in net assets resulting from
  operations............................               $   6,207,662
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
QUALITY INCOME FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX       FOR THE
                                           MONTHS ENDED    PERIOD ENDED
                                           OCTOBER 31,      APRIL 30,
                                               2001          2001 (A)
                                          --------------  --------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................  $    2,335,126  $    4,668,087
  Net realized gains from investment
    transactions........................         220,389         985,040
  Change in unrealized appreciation from
    investments.........................       3,652,147       3,630,064
                                          --------------  --------------
Change in net assets resulting from
  operations............................       6,207,662       9,283,191
                                          --------------  --------------
DIVIDENDS TO CLASS A SHAREHOLDERS:
  From net investment income............         (11,517)        (20,909)
  From net realized gains from
    investment transactions.............              --            (551)
DIVIDENDS TO CLASS B SHAREHOLDERS:
  From net investment income............          (1,871)         (1,337)
  From net realized gains from
    investment transactions.............              --             (46)
DIVIDENDS TO CLASS C SHAREHOLDERS:
  From net investment income............      (2,321,738)     (4,645,841)
  From net realized gains from
    investment transactions.............              --        (168,229)
                                          --------------  --------------
Change in net assets from shareholder
  dividends.............................      (2,335,126)     (4,836,913)
                                          --------------  --------------
Change in net assets from capital
  transactions..........................       3,196,691       3,930,966
                                          --------------  --------------
Change in net assets....................       7,069,227       8,377,244
NET ASSETS:
  Beginning of period...................      78,175,285      69,798,041
                                          --------------  --------------
  End of period.........................  $   85,244,512  $   78,175,285
                                          ==============  ==============

---------

(a) For the year May 1, 2000 to April 30, 2001 (Classes A and C), and the period June 12, 2000 (commencement of operations) to April 30, 2001 for Class B.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
QUALITY INCOME FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                                       FOR THE SIX      FOR THE        FOR THE
                                       MONTHS ENDED    YEAR ENDED    PERIOD ENDED
                                       OCTOBER 31,     APRIL 30,      APRIL 30,
                                           2001           2001         2000 (A)
                                       ------------    ----------    ------------
                                       (UNAUDITED)
Net Asset Value, Beginning of            $ 10.06        $  9.50        $ 10.00
  Period...........................
                                         -------        -------        -------
Investment Activities
  Net investment income............         0.28           0.58           0.50
  Net realized and unrealized gains
    (losses) from investments......         0.49           0.58          (0.50)
                                         -------        -------        -------
  Total from Investment
    Activities.....................         0.77           1.16             --
                                         -------        -------        -------
Dividends
  Net investment income............        (0.28)         (0.58)         (0.50)
  Net realized gains...............           --          (0.02)            --
                                         -------        -------        -------
  Total Dividends..................        (0.28)         (0.60)         (0.50)
                                         -------        -------        -------
Net Asset Value, End of Period.....      $ 10.55        $ 10.06        $  9.50
                                         =======        =======        =======
TOTAL RETURN (EXCLUDES SALES
  CHARGE)..........................         7.73%(b)      12.46%          0.03%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period
  (000)............................      $   511        $   324        $   240
Ratio of expenses to average net
  assets...........................         1.18%(c)       1.16%          1.34%(c)
Ratio of net investment income to
  average net assets...............         5.34%(c)       5.88%          5.50%(c)
Ratio of expenses to average net
  assets*..........................         1.43%(c)       1.41%          1.59%(c)
Portfolio turnover rate**..........           39%           130%           314%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 11, 1999 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2000.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                                            FOR THE SIX       FOR THE
                                            MONTHS ENDED    PERIOD ENDED
                                            OCTOBER 31,      APRIL 30,
                                                2001          2001 (A)
                                            ------------    ------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period....      $ 10.06         $  9.55
                                              -------         -------
Investment Activities
  Net investment income.................         0.25            0.54
  Net realized and unrealized gains from
    investments.........................         0.49            0.53
                                              -------         -------
  Total from Investment Activities......         0.74            1.07
                                              -------         -------
Dividends
  Net investment income.................        (0.25)          (0.54)
  Net realized gains....................           --           (0.02)
                                              -------         -------
  Total Dividends.......................        (0.25)          (0.56)
                                              -------         -------
Net Asset Value, End of Period..........      $ 10.55         $ 10.06
                                              =======         =======
TOTAL RETURN (EXCLUDES REDEMPTION
  CHARGE)...............................         7.48%(b)       10.37%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000).......      $   112         $    44
Ratio of expenses to average net
  assets................................         1.65%(c)        1.68%(c)
Ratio of net investment income to
  average net assets....................         4.82%(c)        5.25%(c)
Ratio of expenses to average net
  assets*...............................         1.92%(c)        1.90%(c)
Portfolio turnover rate**...............           39%            130%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  FOR THE PERIOD FROM JUNE 12, 2000 (COMMENCEMENT OF OPERATIONS) TO
     APRIL 30, 2001.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.

                                   CONTINUED

CENTURA FUNDS, INC.
QUALITY INCOME FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS C

                                       FOR THE SIX      FOR THE        FOR THE
                                       MONTHS ENDED    YEAR ENDED    PERIOD ENDED
                                       OCTOBER 31,     APRIL 30,      APRIL 30,
                                           2001           2001         2000 (A)
                                       ------------    ----------    ------------
                                       (UNAUDITED)
Net Asset Value, Beginning of            $ 10.06        $  9.50        $ 10.00
  Period...........................
                                         -------        -------        -------
Investment Activities
  Net investment income............         0.29           0.60           0.52
  Net realized and unrealized gains
    (losses) from investments......         0.48           0.58          (0.50)
                                         -------        -------        -------
  Total from Investment
    Activities.....................         0.77           1.18           0.02
                                         -------        -------        -------
Dividends
  Net investment income............        (0.29)         (0.60)         (0.52)
  Net realized gains...............           --          (0.02)            --
                                         -------        -------        -------
  Total Dividends..................        (0.29)         (0.62)         (0.52)
                                         -------        -------        -------
Net Asset Value, End of Period.....      $ 10.54        $ 10.06        $  9.50
                                         =======        =======        =======
TOTAL RETURN.......................         7.77%(b)      12.74%          0.20%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period
  (000)............................      $84,622        $77,808        $69,558
Ratio of expenses to average net
  assets...........................         0.93%(c)       0.91%          1.09%(c)
Ratio of net investment income to
  average net assets...............         5.59%(c)       6.10%          5.65%(c)
Ratio of expenses to average net
  assets*..........................       (d)            (d)              1.11%(c)
Portfolio turnover rate**..........           39%           130%           314%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a) FOR THE PERIOD FROM MAY 11, 1999 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 2000.
(b)  NOT ANNUALIZED.
(c)  ANNUALIZED.
(d)  THERE WERE NO WAIVERS OR REIMBURSEMENTS DURING THE PERIOD.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA TAX-FREE BOND FUND                               OCTOBER 31, 2001
(UNAUDITED)

NORTH CAROLINA MUNICIPAL OBLIGATIONS (98.0%)
                                           PRINCIPAL      MARKET
                                            AMOUNT        VALUE
                                          -----------  ------------
Burlington County Public Improvement GO,
  5.20%, 2/1/14, Callable 2/1/10 @ 102,
  (AMBAC Insured).......................  $   400,000  $    432,712
Cabarrus County GO, 5.30%, 2/1/08,
  Callable 2/1/07 @ 100.5, (MBIA
  Insured)..............................      935,000     1,013,082
Cabarrus County Installment Financing
  Contract CP, 5.50%, 4/1/15, Callable
  4/1/11 @ 102..........................      500,000       543,540
Catawba County Memorial Hospital Project
  Revenue, 4.40%, 10/1/08, (AMBAC
  Insured)..............................    1,000,000     1,043,280
Centennial Authority Hotel Tax Revenue,
  Arena Project, 4.65%, 9/1/06, (FSA
  Insured)..............................    1,000,000     1,065,570
Charlotte-Mecklenberg Hospital
  Authority, 6.00%, 1/1/04, Callable
  1/1/02 @ 102..........................      620,000       635,450
Charlotte-Mecklenberg Hospital
  Authority, 4.90%, 1/15/10, Callable
  1/15/07 @ 102.........................    1,000,000     1,048,460
Charlotte Public Improvement GO,
  Series A, 4.75%, 2/1/10 Callable
  2/1/08 @ 101..........................      435,000       461,339
Cumberland County Civic Center Project
  CP, Series A, 6.20%, 12/1/07,
  Prerefunded 12/1/04 @ 102, (AMBAC
  Insured)..............................    1,535,000     1,728,226
Cumberland County Hospital Facilities
  Revenue, 5.25%, 10/1/10, Callable
  10/1/09 @ 101.........................      500,000       531,615
Dare County Public Improvement CP,
  Series A, 4.50%, 5/1/04, (MBIA
  Insured)..............................    1,000,000     1,044,590
Durham County GO, Series A, 5.40%,
  3/1/13, Callable 3/1/10 @ 101.5.......      500,000       553,090
Fayetteville Public Works Commission
  Revenue, Series A, 5.25%, 3/1/08,
  Callable 3/1/05 @ 102, (AMBAC
  Insured)..............................    1,280,000     1,364,890
Gaston County Public Facilities Project
  CP, 4.75%, 12/1/05, (MBIA Insured)....    1,000,000     1,070,140
North Carolina Single Family Housing
  Finance Agency Revenue, Series VV,
  4.40%, 9/1/03, AMT....................      400,000       411,912
North Carolina Housing Finance Agency
  Home Ownership Revenue, 4.65%, 1/1/04,
  AMT...................................      500,000       517,140
North Carolina Housing Finance Agency
  Home Ownership Revenue, Series A1,
  4.75%, 1/1/05, AMT....................      500,000       522,220
NORTH CAROLINA MUNICIPAL OBLIGATIONS, CONTINUED:
                                           PRINCIPAL      MARKET
                                            AMOUNT        VALUE
                                          -----------  ------------
North Carolina Housing Finance Agency
  Home Ownership Revenue, Series 4A,
  4.45%, 1/1/07, AMT....................  $   250,000  $    258,900
North Carolina Housing Finance Agency
  Home Ownership Revenue, Series 4A,
  4.45%, 7/1/07, AMT....................      250,000       259,678
Iredell County GO, 4.75%, 2/1/12,
  Callable 2/1/07 @ 102.................      500,000       523,625
Iredell County Memorial Hospital
  Revenue, 5.10%, 10/1/11, Callable
  10/1/07 @ 101, (AMBAC Insured)........    1,000,000     1,063,420
North Carolina Medical Care Community
  Hospital Revenue, Moore Regional
  Hospital, 5.20%, 10/1/13, Callable
  10/1/03 @ 102.........................      300,000       307,527
New Hanover County Hospital Revenue, New
  Hanover Regional Medical Center
  Project, 4.25%, 10/1/10, Callable
  10/1/09 @ 101, (MBIA Insured).........      500,000       511,735
North Carolina Medical Care Community
  Health Care Facilities Revenue,
  Scotland Memorial Hospital Project,
  4.75%, 10/1/05, LOC: Asset Guaranty...      500,000       528,210
North Carolina Medical Care Community
  Hospital, Revenue, Southeastern
  Regional Medical Center, 5.75%,
  6/1/13, Callable 6/1/09 @ 102.........      525,000       568,764
North Carolina Municipal Power Agency
  #1, Catawba Electric Revenue, 5.25%,
  1/1/09, (MBIA-IBC Insured)............    1,500,000     1,631,820
North Carolina State Public School
  Building GO, 4.60%, 4/1/13,, Callable
  4/1/09 @ 102..........................      250,000       260,255
North Carolina State GO, Series A
  4.75%, 4/1/15, Callable 4/1/08 @
  102...................................      500,000       517,095
Pitt County Memorial Hospital Revenue,
  5.38%, 12/1/10, Callable 12/1/05 @
  102...................................    1,000,000     1,076,760
Pitt County Public Facilities CP,
  Series A, 5.35%, 4/1/07, (MBIA
  Insured)..............................      625,000       683,681
Raleigh Durham Airport Authority
  Revenue, Series A, 5.25%, 11/1/12,
  Callable 5/1/11 @ 101, (FGIC
  Insured)..............................      500,000       546,410
Stanly County GO, 4.60%, 2/1/14,
  Callable 2/1/11 @ 101.5 (AMBAC
  Insured)..............................      250,000       258,345
Union County Enterprise System Revenue,
  5.35%, 6/1/09, Callable 6/1/06 @ 102,
  (MBIA Insured)........................      500,000       541,710

                                   CONTINUED

CENTURA FUNDS, INC.                            SCHEDULE OF PORTFOLIO INVESTMENTS
NORTH CAROLINA TAX-FREE BOND FUND                               OCTOBER 31, 2001
(UNAUDITED)

NORTH CAROLINA MUNICIPAL OBLIGATIONS, CONTINUED:
                                           PRINCIPAL      MARKET
                                            AMOUNT        VALUE
                                          -----------  ------------
University of North Carolina Greensboro
  Revenue, Series A, 4.63%, 4/1/13,
  Callable 4/1/11 @ 101, (FSA
  Insured)..............................  $   545,000  $    566,462
Wake Forest University Education
  Facility, 5.00%, 11/1/12, Callable
  11/1/07 @ 102.........................      500,000       531,305
Wake County GO, 4.75%, 2/1/14, Callable
  2/1/11 @ 101.5........................      500,000       522,920
Wilkes County GO, Series A 5.20%,
  6/1/05, Callable 6/1/03 @ 101.........    1,275,000     1,331,903
Winston Salem CP, Series A, 5.30%,
  6/1/09, Callable 6/1/06 @ 102.........    1,000,000     1,080,450
Winston Salem State University
  Housing & Dining Systems Revenue,
  Series B 4.75%, 1/1/10, Callable
  1/1/09 @ 101, (MBIA Insured)..........      500,000       528,200
Winston Salem State University
  Housing & Dining Systems Revenue,
  Series B, 4.75%, 1/1/11, Callable
  1/1/09 @ 101, (MBIA Insured)..........      500,000       528,085
                                                       ------------
TOTAL NORTH CAROLINA MUNICIPAL OBLIGATIONS
  (Cost $26,914,573).................................    28,614,516
                                                       ------------

INVESTMENT COMPANIES (1.0%)
                                           PRINCIPAL      MARKET
                                            AMOUNT        VALUE
                                          -----------  ------------
Institutional Liquid Assets Tax-Free
  Money Market Fund.....................  $   141,552  $    141,552
PNC Investment Money Market.............      141,552       141,552
                                                       ------------
TOTAL INVESTMENT COMPANIES
  (Cost $283,104)....................................       283,104
                                                       ------------
TOTAL INVESTMENTS
  (Cost $27,197,677) (a) -- 99.0%....................    28,897,620
Other assets in excess of liabilities -- 1.0%........       284,341
                                                       ------------
NET ASSETS -- 100.0%.................................  $ 29,181,961
                                                       ============

---------

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...  $  1,699,943
Unrealized depreciation...            --
                            ------------
Net unrealized
  appreciation              $  1,699,943
                            ============

(b)  Represents non-income producing securities.
AMBAC -- American Municipal Bond Assurance Corp.
AMT -- Alternative Minimum Tax
CP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Corp.
FSA -- Financial Security Assurance
GO -- General Obligation
LOC -- Letter of Credit
MBIA -- Municipal Bond Insurance Association

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
(UNAUDITED)

  STATEMENT OF ASSETS AND LIABILITIES

                                                                OCTOBER 31, 2001

ASSETS:
Investments, at value (cost
  $27,197,677)..........................               $  28,897,620
Interest receivable.....................                     391,512
Prepaid expenses........................                       1,852
                                                       -------------
  TOTAL ASSETS..........................                  29,290,984
LIABILITIES:
Dividends payable.......................  $    93,904
Accrued expenses and other payables:
  Investment advisory fees..............        1,677
  Administration fees...................          623
  Distribution fees.....................        1,272
  Other.................................       11,547
                                          -----------
  TOTAL LIABILITIES.....................                     109,023
                                                       -------------
NET ASSETS:
Capital.................................                  27,219,772
Accumulated dividends in excess of net
  investment income.....................                     (19,969)
Accumulated net realized gain from
  investment transactions...............                     282,215
Net unrealized appreciation from
  investments...........................                   1,699,943
                                                       -------------
NET ASSETS..............................               $  29,181,961
                                                       =============
Class A
  Net Assets............................               $   4,580,828
  Shares................................                     431,138
  Redemption price per share............               $       10.62
                                                       =============
Maximum Sales Charge--Class A...........                        2.75%
  Maximum Offering Price per share
    (100%/(100% - Maximum Sales Charge)
    of net asset value adjusted to the
    nearest cent).......................               $       10.92
                                                       =============
Class B
  Net Assets............................               $     471,622
  Shares................................                      44,368
  Offering price per share*.............               $       10.63
                                                       =============
Class C
  Net Assets............................               $  24,129,511
  Shares................................                   2,270,967
  Offering and redemption price per
    share...............................               $       10.63
                                                       =============

---------

  *  Redemption price of Class B shares varies based on length of time held.

  STATEMENT OF OPERATIONS

                                       FOR THE SIX MONTHS ENDED OCTOBER 31, 2001

INVESTMENT INCOME:
Interest income.........................               $     749,870
Dividend income.........................                       6,672
                                                       -------------
  TOTAL INCOME..........................                     756,542
EXPENSES:
Investment advisory fees................  $    56,075
Administration fees.....................       24,032
Distribution fees--Class A..............       11,143
Distribution fees--Class B..............        2,315
Custodian fees..........................        4,007
Fund accounting fees....................       18,888
Transfer agent fees.....................       11,074
Other...................................       19,796
                                          -----------
  Total expenses before voluntary fee
    reductions..........................                     147,330
  Expenses voluntarily reduced..........                      (9,355)
                                                       -------------
  Net Expenses..........................                     137,975
                                                       -------------
NET INVESTMENT INCOME...................                     618,567
                                                       -------------
REALIZED/UNREALIZED GAIN FROM INVESTMENTS:
Net realized gain from investment
  transactions..........................                     210,476
Change in unrealized appreciation from
  investments...........................                     747,728
                                                       -------------
Net realized/unrealized gain from
  investments...........................                     958,204
                                                       -------------
Change in net assets resulting from
  operations............................               $   1,576,771
                                                       =============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
  STATEMENTS OF CHANGES IN NET ASSETS

                                           FOR THE SIX       FOR THE
                                           MONTHS ENDED     YEAR ENDED
                                           OCTOBER 31,      APRIL 30,
                                               2001            2001
                                          --------------  --------------
                                           (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................  $      618,567  $    1,481,383
  Net realized gains from investment
    transactions........................         210,476         119,304
  Change in unrealized appreciation from
    investments.........................         747,728       1,269,807
                                          --------------  --------------
Change in net assets resulting from
  operations............................       1,576,771       2,870,494
                                          --------------  --------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income............         (81,397)       (167,508)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income............          (7,289)        (15,060)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income............        (529,881)     (1,298,815)
                                          --------------  --------------
Change in net assets from shareholder
  distributions.........................        (618,567)     (1,481,383)
                                          --------------  --------------
Change in net assets from capital
  transactions..........................      (5,662,570)     (4,966,088)
                                          --------------  --------------
Change in net assets....................      (4,704,366)     (3,576,977)
NET ASSETS:
  Beginning of period...................      33,886,327      37,463,304
                                          --------------  --------------
  End of period.........................  $   29,181,961  $   33,886,327
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
Selected data for a share outstanding throughout the period indicated
  FINANCIAL HIGHLIGHTS, CLASS A

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2001          2001         2000         1999         1998         1997
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $ 10.30        $  9.91      $ 10.45      $ 10.30      $  9.98      $ 10.04
  Beginning of Period....
                               -------        -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............         0.19           0.40         0.38         0.41         0.43         0.43
  Net realized and
    unrealized gains
    (losses) from
    investments..........         0.32           0.39        (0.51)        0.20         0.32         0.03
                               -------        -------      -------      -------      -------      -------
  Total from Investment
    Activities...........         0.51           0.79        (0.13)        0.61         0.75         0.46
                               -------        -------      -------      -------      -------      -------
Distributions
  Net investment
    income...............        (0.19)         (0.40)       (0.38)       (0.41)       (0.43)       (0.43)
  In excess of net
    investment income....           --             --        (0.01)          --           --           --
  Net realized gains.....           --             --        (0.02)       (0.05)          --        (0.09)
                               -------        -------      -------      -------      -------      -------
  Total Distributions....        (0.19)         (0.40)       (0.41)       (0.46)       (0.43)       (0.52)
                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................      $ 10.62        $ 10.30      $  9.91      $ 10.45      $ 10.30      $  9.98
                               =======        =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  SALES CHARGE)..........         5.02%(a)       8.04%       (1.15%)       5.96%        7.61%        4.71%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $ 4,581        $ 4,225      $ 4,554      $ 4,870      $ 4,664      $ 3,823
Ratio of expenses to
  average net assets.....         1.07%(b)       1.00%        0.98%        0.82%        0.69%        0.69%
Ratio of net investment
  income to average net
  assets.................         3.65%(b)       3.88%        3.85%        3.89%        4.19%        4.31%
Ratio of expenses to
  average net assets*....         1.34%(b)       1.28%        1.26%        1.26%        1.29%        1.30%
Portfolio turnover
  rate**.................            2%            13%          14%          11%          29%          34%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.

  FINANCIAL HIGHLIGHTS, CLASS B

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2001          2001         2000         1999         1998         1997
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $ 10.30        $  9.92      $ 10.46      $ 10.30      $  9.98      $ 10.04
  Beginning of Period....
                               -------        -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............         0.17           0.34         0.33         0.36         0.38         0.37
  Net realized and
    unrealized gains
    (losses) from
    investments..........         0.33           0.38        (0.51)        0.21         0.32         0.03
                               -------        -------      -------      -------      -------      -------
  Total from Investment
    Activities...........         0.50           0.72        (0.18)        0.57         0.70         0.40
                               -------        -------      -------      -------      -------      -------
Distributions
  Net investment
    income...............        (0.17)         (0.34)       (0.33)       (0.36)       (0.38)       (0.37)
  In excess of net
    investment income....           --             --        (0.01)          --           --           --
  Net realized gains.....           --             --        (0.02)       (0.05)          --        (0.09)
                               -------        -------      -------      -------      -------      -------
  Total Distributions....        (0.17)         (0.34)       (0.36)       (0.41)       (0.38)       (0.46)
                               -------        -------      -------      -------      -------      -------
Net Asset Value, End of
  Period.................      $ 10.63        $ 10.30      $  9.92      $ 10.46      $ 10.30      $  9.98
                               =======        =======      =======      =======      =======      =======
TOTAL RETURN (EXCLUDES
  REDEMPTION CHARGE).....         4.85%(a)       7.39%       (1.64%)       5.53%        7.09%        4.11%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of
  period (000)...........      $   472        $   439      $   449      $   570      $   511      $   430
Ratio of expenses to
  average net assets.....         1.57%(b)       1.50%        1.48%        1.32%        1.18%        1.27%
Ratio of net investment
  income to average net
  assets.................         3.15%(b)       3.38%        3.34%        3.38%        3.70%        3.73%
Ratio of expenses to
  average net assets*....         1.84%(b)       1.77%        1.76%        1.76%        1.78%        1.88%
Portfolio turnover
  rate**.................            2%            13%          14%          11%          29%          34%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.

                                   CONTINUED

CENTURA FUNDS, INC.
NORTH CAROLINA TAX-FREE BOND FUND
Selected data for a share outstanding throughout the period indicated

  FINANCIAL HIGHLIGHTS, CLASS C

                             FOR THE SIX
                             MONTHS ENDED                    FOR THE YEAR ENDED APRIL 30,
                             OCTOBER 31,     -------------------------------------------------------------
                                 2001          2001         2000         1999         1998         1997
                             ------------    ---------    ---------    ---------    ---------    ---------
                             (UNAUDITED)
Net Asset Value,               $ 10.30        $  9.91      $ 10.45      $ 10.30      $  9.98      $ 10.04
  Beginning of Period....
                               -------        -------      -------      -------      -------      -------
Investment Activities
  Net investment
    income...............         0.21           0.42         0.41         0.43         0.46         0.46
  Net realized and
    unrealized gains
    (losses) from
    investments..........         0.33           0.39        (0.51)        0.20         0.32         0.03
                               -------        -------      -------      -------      -------      -------
  Total from Investment
    Activities...........         0.54           0.81        (0.10)        0.63         0.78         0.49
                               -------        -------      -------      -------      -------      -------
Distributions
  Net investment
    income...............        (0.21)         (0.42)       (0.41)       (0.43)       (0.46)       (0.46)
  In excess of net
    investment income....           --             --        (0.01)          --           --           --
  Net realized gains.....           --             --        (0.02)       (0.05)          --        (0.09)
                               -------        -------      -------      -------      -------      -------
  Total Distributions....        (0.21)         (0.42)       (0.44)       (0.48)       (0.46)       (0.55)
                               -------        -------      -------      -------      -------      -------
  Net Asset Value, End of
    Period...............      $ 10.63        $ 10.30      $  9.91      $ 10.45      $ 10.30      $  9.98
                               =======        =======      =======      =======      =======      =======
  TOTAL RETURN...........         5.25%(a)       8.31%       (0.90%)       6.22%        7.89%        4.97%
  RATIOS/SUPPLEMENTAL
    DATA:
  Net Assets at end of
    period (000).........      $24,129        $29,223      $32,461      $39,519      $37,456      $32,159
  Ratio of expenses to
    average net assets...         0.69%(b)       0.75%        0.73%        0.56%        0.44%        0.44%
  Ratio of net investment
    income to average net
    assets...............         3.31%(b)       4.13%        4.09%        4.15%        4.44%        4.56%
  Ratio of expenses to
    average net
    assets*..............         0.71%(b)       0.77%        0.76%        0.76%        0.79%        0.80%
  Portfolio turnover
    rate**...............            2%            13%          14%          11%          29%          34%

  * DURING THE PERIOD, CERTAIN FEES WERE VOLUNTARILY REDUCED AND/OR REIMBURSED. IF SUCH VOLUNTARY FEE REDUCTIONS AND/OR REIMBURSEMENTS HAD NOT OCCURRED, THE RATIO WOULD HAVE BEEN AS INDICATED.
 ** PORTFOLIO TURNOVER IS CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.
(a)  NOT ANNUALIZED.
(b)  ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

CENTURA FUNDS, INC
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2001
                                  (UNAUDITED)
 1. ORGANIZATION

    Centura Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was organized as a Maryland corporation on March 1, 1994. At October 31, 2001 the Company consisted of six separate investment portfolios: Centura Large Cap Equity Fund, Centura Mid Cap Equity Fund, Centura Small Cap Equity Fund, Centura Government Income Fund, Centura Quality Income Fund and the Centura North Carolina Tax-Free Bond Fund (individually, the "Fund", and collectively, the "Funds").

   The Funds offer three classes of shares known as Class A, Class B and Class C shares. Class A shares are offered with a maximum front-end sales charge of 4.50% for the Large Cap Equity Fund, Mid Cap Equity Fund, and Small Cap Equity Fund; 2.75% for the Government Income Fund, Quality Income Fund and North Carolina Tax-Free Bond Fund. Class B shares are offered at net asset value but are subject to a contingent deferred sales charge ("CDSC"). In addition, Class A and Class B shares pay ongoing distribution fees.
   Class B shares will convert automatically to Class A shares on the first business day of the month following the seventh anniversary of their purchase date. Class C shares are offered to accounts managed by Centura Bank's Trust Department and to non-profit institutions who invest at least $100,000.

   The Funds' investment objectives are as follows:

   LARGE CAP EQUITY FUND -- Long-term capital appreciation. The Fund normally invests at least 80% of its net assets in equity securities of large U.S. companies each having $10 billion or more in market capitalization at the time of purchase by the Funds. Investments include common stocks, convertible preferred stocks and convertible bonds, notes and debentures.

   MID CAP EQUITY FUND -- Long-term capital appreciation. The Fund normally invests at least 80% of its net assets in equity securities of mid-sized companies that fall within the range of companies in the S&P MidCap 400 Composite Price Index at the time of purchase by the Fund. Investments are primarily in common stocks, but also may include convertible preferred stocks and convertible bonds, notes and debentures.

   SMALL CAP EQUITY FUND -- Long-term capital appreciation. The Fund normally invests at least 80% of its net assets in the equity securities of small companies. Small companies are defined as those with market capitalizations that fall within the range of the companies in the S&P Small Cap 600 Index at the time of purchase by the Fund. Investments are primarily common stocks but also include preferred stocks and securities convertible into stock.

   GOVERNMENT INCOME FUND -- Relatively high current income consistent with relative stability of principal and safety. The Fund normally invests at least 80% of its net assets in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities). In general, its investments will have maximum maturities of ten years.

   QUALITY INCOME FUND -- Current income and capital appreciation. The Fund normally invests at least 80% of its net assets in U.S. Government obligations (those that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities) and corporate debt obligations as well as other fixed income securities such as asset backed securities, mortgage backed securities and bank obligations. At least 70% of the Fund's net assets will be invested in securities rated in one of the three highest categories by nationally recognized statistical rating organizations or unrated securities of comparable quality.

   NORTH CAROLINA TAX-FREE BOND FUND -- High current income that is free from both federal income tax and North Carolina personal income tax, together with relative safety of principal. The Fund invests at least 80% of its net assets in obligations issued by the State of North Carolina, its political subdivisions, and their agencies and instrumentalities.

 2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

                                    CONTINUED

CENTURA FUNDS, INC
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2001
                                  (UNAUDITED)

   SECURITY VALUATION:

    Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds' Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations are valued at amortized cost, which approximates market value, as approved by the Board of Directors.

   The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or at the direction of the Board of Directors.

   INVESTMENT TRANSACTIONS:

    Security transactions in the Funds are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated on the identified cost basis.

   ORGANIZATION EXPENSES:

    Costs incurred in connection with the organization and initial registration of the Company, which have been allocated among the Funds, have been deferred and are being amortized over a five year period, beginning with each Fund's commencement of operations, except for the Quality Income Fund which was expensed as incurred.

   ALLOCATION OF EXPENSES:

    Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Company in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

   FINANCIAL INSTRUMENTS:

    OPTIONS

    Certain Funds may purchase and write (sell) put and call options on securities, currencies and indices of securities (collectively, an "underlying asset"). These transactions are to hedge against changes in interest rates, security prices, currency fluctuations and other market developments, or for purposes of earning additional income (i.e. speculation).

   The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

   In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

   FUTURES CONTRACTS

    Certain Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage

                                    CONTINUED

CENTURA FUNDS, INC
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2001
                                  (UNAUDITED)

   in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Company may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Company the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Company to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

   RECENT ACCOUNTING PRONOUNCEMENTS:

    In November 2000 the American Institute of Certified Public Accountants (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised Guide is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to amortize premiums and accrete discounts on all fixed income securities. The Funds currently do not amortize premiums or accrete discounts for certain securities. Upon adoption of the Guide, the Funds will be required to record a cumulative effect adjustment to conform with the accounting principals generally accepted in the United States of America. The effect of this adjustment will be either to increase or decrease net investment income with an offsetting decrease or increase to unrealized appreciation/(depreciation) of securities. This adjustment will, therefore, have no effect on the net assets of the Funds. At this time, the Funds have not completed their analysis of the impact of the accounting change; however, management does not expect this change to be material to the Funds.

 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Glenwood Capital Management, Inc. ("Advisor"), a wholly owned subsidiary of RBC Centura Banks, Inc., serves as the Company's Investment Advisor and its parent, RBC Centura Bank serves as its custodian. Pursuant to the Advisory Contracts, the Advisor manages the investments of the Funds and continuously reviews, supervises and administers the Funds' investments. The Advisor is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. For furnishing custodial services, Centura Bank is paid a monthly fee with respect to the Funds at an annual rate based on 0.025% of average daily net assets. On April 30, 2001, the Advisor assumed and performs all investment advisor duties and obligations of Centura Bank, the former investment advisor, pursuant to an Assumption Agreement between the Company, Centura Bank and Glenwood Capital Management Company. GCM is a newly formed, wholly owned subsidiary of Centura Banks, Inc.

   BISYS Fund Services, Inc. ("BISYS") serves as the Funds' administrator ("the Administrator"), transfer agent, and fund accounting agent. Services provided under the Administrative Services Contract include providing day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records and the preparation of reports. Services provided under the Transfer Agency Agreement include providing personnel and facilities to perform shareholder servicing and transfer agency related services. The terms of the Administrative Services Contract and Fund Accounting Contract provide for annual fees based on a percentage of average daily net assets. The Transfer Agency Agreement provides for a per account fee in connection with shareholder servicing.

   Centura Funds Distributor, Inc. ("the Distributor") acts as the Funds' Distributor. The Distributor is an affiliate of the Funds' Administrator and was formed specifically to distribute the Funds.

   Each of the Funds has adopted a Master Distribution Plan (the "Plan") with respect to its Class A and Class B shares. The Plans provide that each class of shares will pay the Distributor a fee calculated as a percentage of the value of average daily net assets of that class as reimbursement for its costs incurred in financing certain distribution and shareholder service activities related to that class.

   The Class A Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.50% of the Fund's average daily net assets attributable to its Class A shares. Such fees may include a Service Fee totaling up to 0.25% of the average daily net assets attributable to a Fund's Class A shares. Service Fees are paid to securities dealers and other financial institutions for

                                    CONTINUED

CENTURA FUNDS, INC
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2001
                                  (UNAUDITED)

   maintaining shareholder accounts and providing related services to shareholders. Currently, the Distributor has undertaken to limit 12b-1 fees for Class A Shares to 0.25% for each Fund.

   The Class B Plan provides for payments by the Fund to the Distributor at an annual rate not to exceed 1.00% of the Fund's average daily net assets attributable to its Class B shares. Such fees may include a Service Fee totaling up to 0.25% of the average annual net assets attributable to a Fund's Class B shares. Currently, the Distributor has undertaken to limit 12b-1 fees for class B shares to 0.75% for Government Income Fund, Quality Income Fund and North Carolina Tax-Free Bond Fund.

   For the six months ended October 31, 2001, Investment Advisor fees and fees waived and reimbursed by the Administrator and Distributor are listed below:

                                   INVESTMENT ADVISORY FEES
                                   ------------------------                         12B-1 FEES
                                        ANNUAL FEES AS                             VOLUNTARILY
                                       A PERCENTAGE OF        ADMINISTRATION         REDUCED
                                        AVERAGE DAILY        FEES VOLUNTARILY  --------------------
                                          NET ASSETS             REDUCED         CLASS A    CLASS B
                                   ------------------------  ----------------  -----------  -------
   Large Cap Equity Fund.........                 0.70%           $   --         $16,258     $ --
   Mid Cap Equity Fund...........                 0.70%               --          33,461       --
   Small Cap Equity Fund.........                 0.70%               --           7,055       --
   Government Income Fund........                 0.30%               --           6,614      433
   Quality Income Fund...........                 0.60%               --             538      104
   North Carolina Tax-Free Bond
     Fund........................                 0.35%            3,204           5,572      579

   In addition, the Distributor also retains a portion of the front-end sales charge. The following is a summary of dealer commissions paid to the Distributor and Centura Bank for Class A shares for the six months ended October 31, 2001:

                                             DISTRIBUTOR  CENTURA BANK
                                             -----------  ------------
   Large Cap Equity Fund...................     $182         $1,203
   Mid Cap Equity Fund.....................       25          3,617
   Small Cap Equity Fund...................       18            597
   Government Income Fund..................        5             79
   Quality Income Fund.....................       --              4

   The Distributor also receives the proceeds of any CDSC imposed on redemptions of Class B Shares. The following is a summary of the dealer commissions paid to the Distributor and Centura Bank for Class B shares for the six months ended October 31, 2001:

                                             DISTRIBUTOR  CENTURA BANK
                                             -----------  ------------
   Large Cap Equity Fund...................     $258         $1,757
   Mid Cap Equity Fund.....................      254          4,765
   Small Cap Equity Fund...................       34          1,618
   Government Income Fund..................       --            107
   Quality Income Fund.....................       --             26
   North Carolina Tax Free Bond Fund.......       --             12

 4. CONCENTRATION OF CREDIT RISK

    The North Carolina Tax-Free Bond Fund invests substantially all of its assets in a non-diversified portfolio of tax-exempt debt obligations issued by the State of North Carolina and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the state of North Carolina.

                                    CONTINUED

CENTURA FUNDS, INC
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2001
                                  (UNAUDITED)

   The North Carolina Tax-Free Bond Fund had the following concentrations by sector at October 31, 2001 (as a percentage of total investments):

   Housing...........................................   25.9%
   Hospitals.........................................   25.3%
   General Obligation................................   17.9%
   Certificate of Participation......................   12.1%
   Utilities.........................................   10.4%
   Universities......................................    7.5%
   Investment Companies..............................    0.9%
                                                       -----
                                                       100.0%
                                                       =====

 5. SECURITIES TRANSACTIONS

    The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six months ended October 31, 2001 were as follows:

                                              PURCHASES      SALES
                                             -----------  -----------
   Large Cap Equity Fund...................  $15,557,730  $21,372,816
   Mid Cap Equity Fund.....................   14,932,285   11,082,544
   Small Cap Equity Fund...................    4,222,394    5,870,854
   Government Income Fund..................    4,171,292    6,438,340
   Quality Income Fund.....................   32,923,758   34,746,722
   North Carolina Tax-Free Bond Fund.......      548,390    6,216,677

                                    CONTINUED

CENTURA FUNDS, INC
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2001
                                  (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS

    The Company is authorized to issue 1.05 billion shares of capital stock with a par value of $.001. Transactions in shares of the Funds are summarized below:

                                      LARGE CAP EQUITY               MID CAP EQUITY               SMALL CAP EQUITY
                                            FUND                          FUND                          FUND
                                ----------------------------  ----------------------------  ----------------------------
                                 FOR THE SIX                   FOR THE SIX                   FOR THE SIX
                                    MONTHS                        MONTHS                        MONTHS
                                    ENDED         FOR THE         ENDED         FOR THE         ENDED         FOR THE
                                 OCTOBER 31,     YEAR ENDED    OCTOBER 31,     YEAR ENDED    OCTOBER 31,     YEAR ENDED
                                     2001        APRIL 30,         2001        APRIL 30,         2001        APRIL 30,
                                 (UNAUDITED)        2001       (UNAUDITED)        2001       (UNAUDITED)        2001
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares
    issued....................   $  1,218,580   $  4,522,650   $  2,260,830   $  7,253,477   $   511,689    $ 2,163,220
  Dividends reinvested........          2,972      1,133,830         12,340      6,121,627            --        490,666
  Cost of shares redeemed.....     (1,880,659)    (6,152,437)    (3,706,621)   (11,144,813)     (824,728)    (3,124,465)
                                 ------------   ------------   ------------   ------------   -----------    -----------
  Class A capital
    transactions..............   $   (659,107)  $   (495,957)  $ (1,433,451)  $  2,230,291   $  (313,039)   $  (470,579)
                                 ------------   ------------   ------------   ------------   -----------    -----------
CLASS B
  Proceeds from shares
    issued....................   $     92,149   $    992,972   $    507,706   $  1,287,157   $    52,395    $   215,066
  Dividends reinvested........             --        464,738             --      3,582,605            --        328,552
  Cost of shares redeemed.....       (705,464)    (1,370,847)    (1,786,463)    (2,806,491)     (549,331)      (580,481)
                                 ------------   ------------   ------------   ------------   -----------    -----------
  Class B capital
    transactions..............   $   (613,315)  $     86,863   $ (1,278,757)  $  2,063,271   $  (496,936)   $   (36,863)
                                 ------------   ------------   ------------   ------------   -----------    -----------
CLASS C
  Proceeds from shares
    issued....................   $ 14,460,308   $ 45,042,658   $ 28,408,299   $ 63,326,480   $ 2,225,794    $ 8,363,547
  Dividends reinvested........         37,996     11,227,048         67,140     19,176,238            --      1,481,168
  Cost of shares redeemed.....    (19,800,718)   (55,654,569)   (19,500,841)   (33,201,026)   (2,731,507)    (6,029,312)
                                 ------------   ------------   ------------   ------------   -----------    -----------
  Class C capital
    transactions..............   $ (5,302,414)  $    615,137   $  8,974,598   $ 49,301,692   $  (505,713)   $ 3,815,403
                                 ------------   ------------   ------------   ------------   -----------    -----------
Net increase (decrease) from
  capital transactions........   $ (6,574,836)  $    206,043   $  6,262,390   $ 53,595,254   $(1,315,688)   $ 3,307,961
                                 ============   ============   ============   ============   ===========    ===========
SHARE TRANSACTIONS:
CLASS A
  Issued......................        108,062        315,220        192,372        532,915        45,347        176,837
  Reinvested..................            248         85,058          1,026        483,120            --         41,547
  Redeemed....................       (174,445)      (449,459)      (319,400)      (821,256)      (73,192)      (261,095)
                                 ------------   ------------   ------------   ------------   -----------    -----------
  Change in Class A Shares....        (66,135)       (49,181)      (126,002)       194,779       (27,845)       (42,711)
                                 ------------   ------------   ------------   ------------   -----------    -----------
CLASS B
  Issued......................          8,474         71,672         46,053        102,733         4,862         18,167
  Reinvested..................             --         35,639             --        298,799            --         28,795
  Redeemed....................        (64,471)       (99,598)      (170,617)      (220,445)      (50,859)       (49,725)
                                 ------------   ------------   ------------   ------------   -----------    -----------
  Change in Class B Shares....        (55,997)         7,713       (124,564)       181,087       (45,997)        (2,763)
                                 ------------   ------------   ------------   ------------   -----------    -----------
CLASS C
  Issued......................      1,330,506      3,236,612      2,424,500      4,912,866       202,266        691,274
  Reinvested..................          3,253        840,306          5,533      1,496,597            --        124,573
  Redeemed....................     (1,814,429)    (4,125,726)    (1,686,455)    (2,452,874)     (241,695)      (495,117)
                                 ------------   ------------   ------------   ------------   -----------    -----------
  Change in Class C Shares....       (480,670)       (48,808)       743,578      3,956,589       (39,429)       320,730
                                 ------------   ------------   ------------   ------------   -----------    -----------
Net increase (decrease) from
  share transactions..........       (602,802)       (90,276)       493,012      4,332,455      (113,271)       275,256
                                 ============   ============   ============   ============   ===========    ===========

                                    CONTINUED

CENTURA FUNDS, INC
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2001
                                  (UNAUDITED)

                                                                                                    NORTH CAROLINA
                                      GOVERNMENT INCOME                                                TAX-FREE
                                            FUND                   QUALITY INCOME FUND                BOND FUND
                                -----------------------------  ----------------------------  ----------------------------
                                 FOR THE SIX                    FOR THE SIX                   FOR THE SIX
                                    MONTHS                         MONTHS                        MONTHS
                                    ENDED          FOR THE         ENDED         FOR THE         ENDED         FOR THE
                                 OCTOBER 31,     YEAR ENDED     OCTOBER 31,    PERIOD ENDED   OCTOBER 31,     YEAR ENDED
                                     2001         APRIL 30,         2001        APRIL 30,         2001        APRIL 30,
                                 (UNAUDITED)        2001        (UNAUDITED)      2001 (A)     (UNAUDITED)        2001
CAPITAL TRANSACTIONS:
CLASS A
  Proceeds from shares
    issued....................   $ 1,513,513    $  3,308,826    $    189,336   $   499,845    $   174,607    $     7,565
  Dividends reinvested........       135,695         254,679          10,737        21,090         77,458        162,227
  Cost of shares redeemed.....    (1,341,728)     (3,124,644)        (34,673)     (456,572)       (32,476)      (663,064)
                                 -----------    ------------    ------------   ------------   -----------    -----------
  Class A capital
    transactions..............   $   307,480    $    438,861         165,400        64,363    $   219,589    $  (493,272)
                                 -----------    ------------    ------------   ------------   -----------    -----------
CLASS B
  Proceeds from shares
    issued....................   $   147,880    $    112,401    $     65,205   $    42,000    $    13,000    $    36,233
  Dividends reinvested........         6,323           9,586           1,610         1,201          5,395         11,420
  Cost of shares redeemed.....       (17,214)        (43,108)         (2,462)         (667)            --        (75,847)
                                 -----------    ------------    ------------   ------------   -----------    -----------
  Class B capital
    transactions..............   $   136,989    $     78,879    $     64,353   $    42,534    $    18,395    $   (28,194)
                                 -----------    ------------    ------------   ------------   -----------    -----------
CLASS C
  Proceeds from shares
    issued....................   $ 5,178,945    $ 16,499,388      14,426,559    32,902,207    $ 1,935,226    $ 3,064,328
  Dividends reinvested........       602,883       1,294,867         854,891     2,054,559         10,268         21,096
  Cost of shares redeemed.....    (7,894,783)    (29,191,583)    (12,314,512)  (31,132,697)    (7,846,048)    (7,530,046)
                                 -----------    ------------    ------------   ------------   -----------    -----------
  Class C capital
    transactions..............   $(2,112,955)   $(11,397,328)      2,966,938     3,824,069    $(5,900,554)   $(4,444,622)
                                 -----------    ------------    ------------   ------------   -----------    -----------
Net increase (decrease) from
  capital transactions........   $(1,668,486)   $(10,879,588)   $  3,196,691   $ 3,930,966    $(5,662,570)   $(4,966,088)
                                 ===========    ============    ============   ============   ===========    ===========
SHARE TRANSACTIONS:
CLASS A
  Issued......................       147,371         330,634          18,575        51,145         16,685            741
  Reinvested..................        13,272          25,782           1,054         2,143          7,418         15,966
  Redeemed....................      (130,702)       (314,397)         (3,405)      (46,395)        (3,105)       (65,894)
                                 -----------    ------------    ------------   ------------   -----------    -----------
  Change in Class A Shares....        29,941          42,019          16,224         6,893         20,998        (49,187)
                                 -----------    ------------    ------------   ------------   -----------    -----------
CLASS B
  Issued......................        14,159          11,137           6,402         4,289          1,247          3,503
  Reinvested..................           619             970             158           121            516          1,124
  Redeemed....................        (1,680)         (4,300)           (243)          (67)            --         (7,291)
                                 -----------    ------------    ------------   ------------   -----------    -----------
  Change in Class B Shares....        13,098           7,807           6,317         4,343          1,763         (2,664)
                                 -----------    ------------    ------------   ------------   -----------    -----------
CLASS C
  Issued......................       505,583       1,661,828       1,412,576     3,351,582        185,526        299,773
  Reinvested..................        58,965         131,024          84,092       208,326            983          2,075
  Redeemed....................      (765,230)     (2,952,876)     (1,204,061)   (3,149,547)      (752,645)      (739,165)
                                 -----------    ------------    ------------   ------------   -----------    -----------
  Change in Class C Shares....      (200,682)     (1,160,024)        292,607       410,361       (566,136)      (437,317)
                                 -----------    ------------    ------------   ------------   -----------    -----------
Net increase (decrease) from
  share transactions..........      (157,643)     (1,110,198)        315,148       421,597       (543,375)      (489,168)
                                 ===========    ============    ============   ============   ===========    ===========

(a) For the year May 1, 2000 to April 30, 2001 (Classes A and C), and the period June 12, 2000 (commencement of operations) to April 30, 2001 for Class B.

                                    CONTINUED

CENTURA FUNDS, INC
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                OCTOBER 31, 2001
                                  (UNAUDITED)

7. SUBSEQUENT EVENTS

    Effective November 1, 2001 the Company became "RBC Funds, Inc." and each Fund was renamed as follows:

CENTURA FUNDS                                       RBC FUNDS
Centura Mid Cap Equity Fund                         RBC Mid Cap Equity Fund
Centura Government Income Fund                      RBC Government Income Fund
Centura North Carolina Tax Free Bond Fund           RBC North Carolina Tax Free Bond Fund
Centura Large Cap Equity Fund                       RBC Large Cap Equity Fund
Centura Small Cap Equity Fund                       RBC Small Cap Equity Fund
Centura Quality Income Fund                         RBC Quality Income Fund

    Additionally, effective November 1, 2001:

(a) Class A shares are available to existing and prospective shareholders with no front or back-end sales charge.
(b)  Class C shares renamed Class I (Institutional) shares.
(c)  The offering of Class B shares is closed to new investors.

                      END OF NOTES TO FINANCIAL STATEMENTS.

                                                            [CENTURA FUNDS LOGO]

                                               FOR ADDITIONAL INFORMATION ON THE
                                                             CENTURA FUNDS, CALL
                                                                1-800-44-CENTURA
                                                                  (800-442-3688)

                                                              INVESTMENT ADVISER
                                             GLENWOOD CAPITAL MANAGEMENT COMPANY
                                                         131 NORTH CHURCH STREET
                                                           ROCKY MOUNT, NC 27802

                                                                       CUSTODIAN
                                                                    CENTURA BANK
                                                         131 NORTH CHURCH STREET
                                                           ROCKY MOUNT, NC 27802

                                                       ADMINISTRATOR AND SPONSOR
                                                       BISYS FUND SERVICES, INC.
                                                               3435 STELZER ROAD
                                                              COLUMBUS, OH 43219

                                                                     DISTRIBUTOR
                                                 CENTURA FUNDS DISTRIBUTOR, INC.
                                                               3435 STELZER ROAD
                                                              COLUMBUS, OH 43219

                                                                   LEGAL COUNSEL
                                                          DECHERT PRICE & RHOADS
                                                            1775 EYE STREET N.W.
                                                          WASHINGTON, D.C. 20006

                                                            INDEPENDENT AUDITORS
                                                                        KPMG LLP
                                                            TWO NATIONWIDE PLAZA
                                                            COLUMBUS, OHIO 43215

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF CENTURA FUNDS. ITS USE IN CONNECTION WITH ANY OFFERING OF THE FUNDS' SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE FUNDS' CURRENT PROSPECTUS.

INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. CENTURA FUNDS ARE NOT DEPOSITS, GUARANTEED BY OR OBLIGATIONS OF CENTURA BANK OR ITS AFFILIATES AND ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

12/01